                                                Filed Pursuant to Rule 497(b)
                                                Registration File No.: 33-61819


                      MITCHELL HUTCHINS/KIDDER, PEABODY
                        INTERMEDIATE FIXED INCOME FUND
       (a series of Mitchell Hutchins/Kidder, Peabody Investment Trust)

                                                            September 20, 1995

Dear Shareholder:

   The attached proxy materials describe a proposal that Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund ("MH/KP Intermediate Income Fund") reorganize and become part of PaineWebber U.S. Government Income Fund ("PW U.S. Government Income Fund") (each a "Fund"). If the proposal is approved and implemented, each shareholder of MH/KP Intermediate Income Fund automatically would become a shareholder of PW U.S. Government Income Fund.

   YOUR BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE REORGANIZATION PROPOSAL. The Board believes that combining the two Funds will benefit MH/KP Intermediate Income Fund's shareholders by providing them with a portfolio that has an investment objective similar to that of MH/KP Intermediate Income Fund, is managed in a similar manner and will have lower operating expenses as a percentage of net assets. The attached materials provide more information about the proposed reorganization and the two Funds.

   YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit MH/KP Intermediate Income Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today.

                                          Very truly yours,


                                          /s/ MARGO N. ALEXANDER
                                          -----------------------------
                                          MARGO N. ALEXANDER
                                          President, Mitchell
                                          Hutchins/Kidder, Peabody
                                                   Investment Trust

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                         GOVERNMENT INCOME FUND, INC.

                                                            September 20, 1995

Dear Shareholder:

   The attached proxy materials describe a proposal that Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc. ("MH/KP Government Income Fund") reorganize and become part of PaineWebber U.S. Government Income Fund ("PW U.S. Government Income Fund") (each a "Fund"). If the proposal is approved and implemented, each shareholder of MH/KP Government Income Fund automatically would become a shareholder of PW U.S. Government Income Fund.

   YOUR BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE REORGANIZATION PROPOSAL. The Board believes that combining the two Funds will benefit MH/KP Government Income Fund's shareholders by providing them with a portfolio that has an investment objective similar to that of MH/KP Government Income Fund, is managed in a similar manner and will have lower operating expenses as a percentage of net assets. The attached materials provide more information about the proposed reorganization and the two Funds.

   YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit MH/KP Government Income Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today.

                                          Very truly yours,


                                          MARGO N. ALEXANDER
                                          ----------------------------
                                          MARGO N. ALEXANDER
                                          President, Mitchell
                                          Hutchins/Kidder, Peabody
                                          Government Income Fund, Inc.

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                        INTERMEDIATE FIXED INCOME FUND
       (a series of Mitchell Hutchins/Kidder, Peabody Investment Trust)
                                ----------------
                                  NOTICE OF
                       SPECIAL MEETING OF SHAREHOLDERS

                               October 19, 1995
                                ----------------
To The Shareholders:

   A special meeting of shareholders ("Meeting") of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund ("MH/KP Intermediate Income Fund"), a series of Mitchell Hutchins/Kidder, Peabody Investment Trust, will be held on October 19, 1995 at 11:00 a.m., Eastern time, at 1285 Avenue of the Americas, 38th Floor, New York, New York 10019, for the following purposes:

   (1) To consider an Agreement and Plan of Reorganization and Termination under which PaineWebber U.S. Government Income Fund ("PW U.S. Government Income Fund"), a series of PaineWebber Managed Investments Trust, would acquire the assets of MH/KP Intermediate Income Fund in exchange solely for shares of beneficial interest in PW U.S. Government Income Fund and the assumption by PW U.S. Government Income Fund of MH/KP Intermediate Income Fund's liabilities, followed by the distribution of those shares to the shareholders of MH/KP Intermediate Income Fund, all as described in the accompanying prospectus/proxy statement; and

   (2) To transact such other business as may properly come before the Meeting.

   You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of MH/KP Intermediate Income Fund at the close of business on September 5, 1995. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                          By order of the board of trustees,
                                          DIANNE E. O'DONNELL
                                          Secretary

September 20, 1995
1285 Avenue of the Americas
New York, New York 10019
-------------------------------------------------------------------------------
                            YOUR VOTE IS IMPORTANT
                      NO MATTER HOW MANY SHARES YOU OWN

         Please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided. IF
         YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL NOTICED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing in your proxy card promptly. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
-------------------------------------------------------------------------------

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                         GOVERNMENT INCOME FUND, INC.
                                ----------------
                                  NOTICE OF
                       SPECIAL MEETING OF SHAREHOLDERS
                                ----------------
                               October 19, 1995

To The Shareholders:

   A special meeting of shareholders ("Meeting") of Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc. ("MH/KP Government Income Fund") will be held on October 19, 1995 at 11:00 a.m., Eastern time, at 1285 Avenue of the Americas, 38th Floor, New York, New York 10019, for the following purposes:

   (1) To consider an Agreement and Plan of Reorganization and Dissolution under which PaineWebber U.S. Government Income Fund ("PW U.S. Government Income Fund"), a series of PaineWebber Managed Investments Trust, would acquire the assets of MH/KP Government Income Fund in exchange solely for shares of beneficial interest in PW U.S. Government Income Fund and the assumption by PW U.S. Government Income Fund of MH/KP Government Income Fund's liabilities, followed by the distribution of those shares to the shareholders of MH/KP Government Income Fund, all as described in the accompanying prospectus/proxy statement; and

   (2) To transact such other business as may properly come before the Meeting.

   You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of MH/KP Government Income Fund at the close of business on September 5, 1995. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                          By order of the board of directors,
                                          DIANNE E. O'DONNELL
                                          Secretary

September 20, 1995
1285 Avenue of the Americas
New York, New York 10019
-------------------------------------------------------------------------------
                            YOUR VOTE IS IMPORTANT
                      NO MATTER HOW MANY SHARES YOU OWN

         Please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided. IF
         YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL NOTICED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing in your proxy card promptly. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
-------------------------------------------------------------------------------

                   PAINEWEBBER U.S. GOVERNMENT INCOME FUND

             (A SERIES OF PAINEWEBBER MANAGED INVESTMENTS TRUST)

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                        INTERMEDIATE FIXED INCOME FUND

       (A SERIES OF MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST)

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                         GOVERNMENT INCOME FUND, INC.

                         1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019
                          (TOLL FREE) 1-800-647-1568
                                ----------------
                          PROSPECTUS/PROXY STATEMENT
                              SEPTEMBER 20, 1995
                                ----------------
   This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund ("MH/KP Intermediate Income Fund"), a series of Mitchell Hutchins/Kidder, Peabody Investment Trust ("MH/KP Trust"), and Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc. ("MH/KP Government Income Fund") (each an "Acquired Fund" and collectively, the "Acquired Funds"), in connection with the solicitation of proxies by MH/KP Trust's board of trustees and MH/KP Government Income Fund's board of directors for use at a combined special meeting of shareholders of the Acquired Funds, to be held on October 19, 1995, at 11:00 a.m., Eastern time ("Meeting").

   As more fully described in this Proxy Statement, the primary purpose of the Meeting is to vote on two proposed reorganizations (each a "Reorganization" and collectively, the "Reorganizations"). In each Reorganization, PaineWebber U.S. Government Income Fund ("PW U.S. Government Income Fund"), a series of PaineWebber Managed Investments Trust ("PW Trust"), would acquire the assets of an Acquired Fund, in exchange solely for shares of beneficial interest in PW U.S. Government Income Fund and the assumption by PW U.S. Government Income Fund of that Acquired Fund's liabilities. Those PW U.S. Government Income Fund shares then would be distributed to that Acquired Fund's shareholders, by class, so that each such shareholder would receive a number of full and fractional shares of the applicable class of PW U.S. Government Income Fund having an aggregate value that, on the effective date of the Reorganization, is equal to the aggregate net asset value of the shareholder's shares of the corresponding class in the Acquired Fund. As soon as practicable following these distributions, each Acquired Fund will be terminated or dissolved, as applicable.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   PW U.S. Government Income Fund is a diversified series of PW Trust, which is an open-end management investment company. PW U.S. Government Income Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. PW U.S. Government Income Fund seeks to achieve its investment objective by investing primarily in U.S. government securities.

   This Proxy Statement, which should be retained for future reference, sets forth concisely the information about each Reorganization and PW U.S. Government Income Fund that a shareholder should know before voting.

   This Proxy Statement is accompanied by the Prospectus of PW U.S. Government Income Fund dated April 1, 1995, and by its Annual Report to Shareholders for the fiscal year ended November 30, 1994, which are incorporated by this reference into this Proxy Statement. A Statement of Additional Information, dated September 20, 1995 relating to the Reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference. Prospectuses of MH/KP Intermediate Income Fund, dated December 29, 1994 (as supplemented June 22, 1995 and August 24, 1995), and MH/KP Government Income Fund, dated June 1, 1995 (as supplemented August 25, 1995), and Statements of Additional Information of PW U.S. Government Income Fund, dated April 1, 1995, MH/KP Intermediate Income Fund, dated December 29, 1994, and MH/KP Government Income Fund, dated June 1, 1995, have been filed with the SEC and also are incorporated herein by this reference. Copies of these documents, as well as each Acquired Fund's most recent annual report, or semi-annual report, if applicable, may be obtained without charge and further inquiries may be made by contacting your investment executive at PaineWebber Incorporated ("PaineWebber") or its correspondent firms or by calling toll-free 1-800-647-1568.

                              TABLE OF CONTENTS

VOTING INFORMATION ............................................       1
SYNOPSIS ......................................................        3
COMPARATIVE FEE TABLES ........................................        4
COMPARISON OF PRINCIPAL RISK FACTORS ..........................       20
THE PROPOSED TRANSACTIONS .....................................       23
ADDITIONAL INFORMATION ABOUT PW U.S. GOVERNMENT INCOME FUND  ..       30
MISCELLANEOUS .................................................       33
APPENDIX A -- AGREEMENT AND PLAN OF REORGANIZATION AND
  TERMINATION WITH RESPECT TO MH/KP INTERMEDIATE INCOME FUND  .      A-1
APPENDIX B -- AGREEMENT AND PLAN OF REORGANIZATION AND
  DISSOLUTION WITH RESPECT TO MH/KP GOVERNMENT INCOME FUND  ...      B-1

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                        INTERMEDIATE FIXED INCOME FUND

       (A SERIES OF MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST)

                      MITCHELL HUTCHINS/KIDDER, PEABODY
                         GOVERNMENT INCOME FUND, INC.
                                ----------------
                          PROSPECTUS/PROXY STATEMENT

                       SPECIAL MEETING OF SHAREHOLDERS
                                  TO BE HELD
                                      ON
                               OCTOBER 19, 1995
                                ----------------
                              VOTING INFORMATION

   This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund ("MH/KP Intermediate Income Fund"), a series of Mitchell Hutchins/Kidder, Peabody Investment Trust ("MH/KP Trust"), and Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc. ("MH/KP Government Income Fund") (each an "Acquired Fund" and collectively, the "Acquired Funds"), in connection with the solicitation of proxies by MH/KP Trust's board of trustees and MH/KP Government Income Fund's board of directors (each a "Board"), for use at a combined special meeting of shareholders of the Acquired Funds, to be held on October 19, 1995, at 11:00 a.m., Eastern time ("Meeting"). This Proxy Statement will first be mailed to shareholders on or about September 20, 1995.

   At least thirty percent of MH/KP Intermediate Income Fund's and one-third of MH/KP Government Income Fund's shares outstanding on September 5, 1995, represented in person or by proxy, must be present for the transaction of business by that Acquired Fund at the Meeting. If, with respect to either Acquired Fund, a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting with respect to that Acquired Fund to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares of the Acquired Fund represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against such adjournment. A shareholder vote may be taken on the proposal in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

   Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against the proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve the proposal.

   The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of the Agreement and Plan of Reorganization and Termination, with respect to MH/KP Intermediate Income Fund, and the Agreement and Plan of Reorganization and Dissolution, with respect to MH/KP Government Income Fund, each dated as of August 8, 1995 (each a "Reorganization Plan" and collectively, the "Reorganization Plans"), which are attached to this Proxy Statement as Appendices A and B, respectively. Under each Reorganization Plan, PaineWebber U.S. Government Income Fund ("PW U.S. Government Income Fund"), a series of PaineWebber Managed Investments Trust ("PW Trust"), would acquire the assets of an Acquired Fund in exchange solely for shares of beneficial interest in PW U.S. Government Income Fund and the assumption by PW U.S. Government Income Fund of that Acquired Fund's liabilities. Those PW U.S. Government Income Fund shares then would be distributed to that Acquired Fund's shareholders, by class, so that each such shareholder would receive a number of full and fractional shares of the applicable class of PW U.S. Government Income Fund having an aggregate value that, on the effective date of the Reorganization, is equal to the aggregate net asset value of the shareholder's shares of the corresponding class in the Acquired Fund. (Each of these transactions is referred to herein as a "Reorganization.") After completion of a Reorganization, the participating Acquired Fund will be terminated or dissolved, as applicable.

   In addition, if you sign, date and return the enclosed proxy card, but give no voting instructions, the duly appointed proxies may vote your shares, in their discretion, upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, such revocation must be received by MH/KP Trust or MH/KP Government Income Fund, as applicable, prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

   As of the record date, September 5, 1995 ("Record Date"), MH/KP Intermediate Income Fund had 1,519,694 shares of beneficial interest outstanding and MH/KP Government Income Fund had 3,128,137 shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne by PW U.S. Government Income Fund, MH/KP Intermediate Income Fund and MH/KP Government Income Fund (each a "Fund" and collectively, the "Funds") in proportion to their respective net assets, will be made primarily by mail but also may include telephone or oral communications by representatives of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), who will not receive any compensation therefor from the Funds, or by Shareholder Communications Corporation, professional proxy solicitors retained by the Acquired Funds, who will be paid fees and expenses of up to approximately $2,500 for soliciting services. Management does not know of any person who owns beneficially 5% or more of the shares of any Fund. Trustees and officers of PW Trust own in the aggregate less than 1% of the shares of PW U.S. Government Income Fund.

   Summarized below are the proposals the shareholders of each Acquired Fund are being asked to consider:

                FUND                               PROPOSAL
----------------------------------  -------------------------------------
  MH/KP Intermediate Income Fund       To approve a Reorganization Plan.
   MH/KP Government Income Fund        To approve a Reorganization Plan.

   For voting purposes, the shareholders of each Acquired Fund will vote only on the Reorganization Plan applicable to their Acquired Fund. Approval of a Reorganization Plan and consummation of the transactions contemplated thereby for one Acquired Fund does not depend on the approval of the other Reorganization Plan by the other Acquired Fund's shareholders and consummation of the transactions contemplated thereby.

   Approval of the Reorganization Plan with respect to MH/KP Intermediate Income Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund. As defined in the Investment Company Act of 1940, as amended ("1940 Act"), "majority of the outstanding voting securities" means the lesser of (1) 67% of MH/KP Intermediate Income Fund's shares present at a meeting of shareholders if the owners of more than 50% of its shares then outstanding are present in person or by proxy, or (2) more than 50% of its outstanding shares. Approval of the Reorganization Plan with respect to MH/KP Government Income Fund requires the affirmative vote of a majority of its outstanding shares entitled to vote at the Meeting in accordance with Maryland law and MH/KP Government Income Fund's Amended and Restated Articles of Incorporation. Each outstanding full share of each Acquired Fund is entitled to one vote, and each outstanding fractional share of each Acquired Fund is entitled to a proportionate fractional share of one vote. If a Reorganization Plan is not approved by the requisite vote of the shareholders of the involved Acquired Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Although the shareholders of the Acquired Funds may exchange or redeem out of a Fund, they do not have the appraisal rights that may be accorded to shareholders of corporations that propose similar types of reorganizations under the laws of some states.

                                   SYNOPSIS

   The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectus of each Fund (which is incorporated herein by reference) and the Reorganization Plans. Shareholders should read this Proxy Statement and the Prospectus of PW U.S. Government Income Fund carefully. As discussed more fully below, the Boards believe that the proposed Reorganizations will benefit their respective Acquired Fund's shareholders. PW U.S. Government Income Fund has an investment objective generally similar to that of each Acquired Fund, although its investment strategy may differ from the Acquired Funds' investment strategies in some material respects. It is anticipated that, following the Reorganizations, each Acquired Fund's shareholders, as shareholders of PW U.S. Government Income Fund, will be subject to lower operating expenses as a percentage of average net assets.

THE REORGANIZATIONS

   Each Board considered and approved the Reorganization Plan with respect to its Acquired Fund at meetings of the Boards held on July 20, 1995. Each Reorganization Plan provides for the acquisition by PW U.S. Government Income Fund of the assets of an Acquired Fund in exchange solely for Class A, Class C and Class D shares of PW U.S. Government Income Fund and the assumption by PW U.S. Government Income Fund of the liabilities of the Acquired Fund. Each Acquired Fund then will distribute the PW U.S. Government Income Fund shares to its shareholders, by class, so that each shareholder will receive the number of full and fractional shares of the class of PW U.S. Government Income Fund that corresponds most closely in terms of fees and other characteristics ("Corresponding Class") and that is equal in value to the value of such shareholder's holdings in the Acquired Fund as of the Closing Date (defined below). Each Acquired Fund then will be terminated or dissolved, as applicable, as soon as practicable thereafter.

   The exchange of each Acquired Fund's assets for PW U.S. Government Income Fund shares and PW U.S. Government Income Fund's assumption of the Acquired Fund's liabilities will occur as of 4:00 p.m., Eastern time, on October 20, 1995, or on such later date as the conditions to the closing are satisfied ("Closing Date").

   PW U.S. Government Income Fund offers for sale four classes of shares (each a "Class" and collectively, "Classes"), designated as Class A, Class B, Class C and Class D shares. In connection with the Reorganizations, PW U.S. Government Income Fund will issue only Class A, Class C and Class D shares in exchange for an Acquired Fund's assets; Class B shares will not be issued. Each Acquired Fund has three classes of shares, designated as Class A, Class B and Class C shares. In connection with the Reorganizations, shareholders of Class A and Class C shares of the Acquired Funds will receive Class A and Class C shares, respectively, of PW U.S. Government Income Fund; Class B shareholders of the Acquired Funds will receive Class D shares of PW U.S. Government Income Fund.

   The following table shows which class of shares of PW U.S. Government Income Fund will be received by shareholders of each class of shares of an Acquired Fund.

  ACQUIRED FUND       PW U.S. GOVERNMENT INCOME FUND
-----------------  ----------------------------------
      Class A                    Class A
      Class B                    Class D
      Class C                    Class C

   For the reasons set forth below under "The Proposed Transactions -- Reasons for the Reorganizations," MH/KP Trust's Board (with respect to MH/KP Intermediate Income Fund) and MH/KP Government Income Fund's Board, including the trustees and directors, respectively, who are not "interested persons," as that term is defined in the 1940 Act, of MH/KP Trust, MH/KP Government Income Fund or PW Trust ("Independent Persons"), have determined, in each instance, that its Reorganization is in the best interests of the participating Acquired Fund, that the terms of the Reorganization are fair and reasonable and that the interests of such Acquired Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, each Board recommends approval of its Reorganization. In addition, PW Trust's board of trustees (also a "Board"), including its Independent Persons, has determined that the Reorganizations are in the best interests of PW U.S. Government Income Fund, that the terms of the Reorganizations are fair and reasonable and that the interests of PW U.S. Government Income Fund's shareholders will not be diluted as a result of the Reorganizations.

                            COMPARATIVE FEE TABLES

   Certain fees and expenses that the Acquired Funds' shareholders pay, directly or indirectly, are different from those incurred by PW U.S. Government Income Fund shareholders. Each Acquired Fund's Class A shares are sold with a maximum initial sales charge of 2.25% of the public offering price. PW U.S. Government Income Fund's Class A shares normally are sold with a maximum sales charge of 4% of the public offering price; however, the Class A shares of PW U.S. Government Income Fund that will be distributed to shareholders of each Acquired Fund as part of the Reorganizations will not be subject to an initial sales charge. New purchases of Class A shares of PW U.S. Government Income Fund following the Reorganizations will be subject to an initial sales charge of up to 4%. Acquired Fund shareholders are not charged a fee for each exchange of shares for shares of a corresponding class of other PaineWebber or Mitchell Hutchins/Kidder, Peabody ("MH/KP") mutual funds. PW U.S. Government Income Fund shareholders pay a $5.00 fee for each exchange.

   Mitchell Hutchins, the investment adviser and administrator of the Acquired Funds, is currently paid an investment advisory and administration fee at the annual rate of 0.70% of the average daily net assets with respect to MH/KP Intermediate Income Fund and 0.63% of the average daily net assets with respect to MH/KP Government Income Fund. PW U.S. Government Income Fund pays Mitchell Hutchins an annual investment advisory and administration fee, computed daily and paid monthly, at a rate of 0.50% of the average daily net assets. This annual rate will continue following the Reorganizations.

   The Class A shares of MH/KP Intermediate Income Fund pay 12b-1 fees that are identical to those paid by the Class A shares of PW U.S. Government Income Fund; the Class A shares of MH/KP Government Income Fund pay 12b-1 fees that are 25 basis points (that is, 0.25%) higher. The Class B shares of the Acquired Funds pay 12b-1 fees that are identical to those paid by the Class D shares of PW U.S. Government Income Fund. No 12b-1 fees are paid by the Class C shareholders of any of the Funds, but Class C shareholders of the Acquired Funds who hold their Class C shares through the INSIGHT Investment Advisory Program (Service Mark) ("INSIGHT Program") must pay an investment advisory fee at the maximum annual rate of 1.50% of the assets held through the INSIGHT Program.

REORGANIZATION OF MH/KP INTERMEDIATE INCOME FUND INTO PW U.S. GOVERNMENT INCOME FUND

   The following tables show (1) shareholder transaction expenses currently incurred by the Class A, Class B and Class C shares of MH/KP Intermediate Income Fund and the Class A, Class D and Class C shares of PW U.S. Government Income Fund, and shareholder transaction expenses that each such Class will incur after giving effect to the Reorganization, and (2) the operating fees and expenses incurred by the Class A, Class B and Class C shares of MH/KP Intermediate Income Fund and the Class A, Class D and Class C shares of PW U.S. Government Income Fund for the twelve months ended May 31, 1995, and pro forma fees for PW U.S. Government Income Fund's Class A, Class C and Class D shares based on the same period after giving effect to the Reorganization.

SHAREHOLDER TRANSACTION EXPENSES

                                         PW U.S. GOVERNMENT
                                             INCOME FUND
                               -------------------------------------
                                  CLASS A      CLASS D      CLASS C
                               -----------  -----------  -----------
Maximum sales charge (as a
 percentage of public
 offering price) .............         4%       None         None
Exchange fee .................     $5.00        $5.00         N/A(2)
Maximum contingent deferred
 sales charge (as a
 percentage of redemption
 proceeds) ...................     None         None         None

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                         MH/KP INTERMEDIATE
                                             INCOME FUND                       PRO FORMA COMBINED(1)
                               -------------------------------------  -------------------------------------
                                  CLASS A      CLASS B      CLASS C      CLASS A      CLASS D      CLASS C
                               -----------  -----------  -----------  -----------  -----------  -----------
Maximum sales charge (as a
 percentage of public
 offering price) .............     2.25%        None         None             4%        None         None
Exchange fee .................     None         None         None         $5.00        $5.00          N/A(2)
Maximum contingent deferred
 sales charge (as a
 percentage of redemption
 proceeds) ...................     None         None         None         None         None         None

---------------
   (1) Under certain circumstances, Class A and Class D shares of the Combined Fund that are purchased after November 1, 1995 may be subject to a 1% contingent deferred sales charge ("CDSC"). See "Operations of PW U.S. Government Income Fund Following the Reorganizations." However, Class A and Class D shares of PW U.S. Government Income Fund that are issued to MH/KP Intermediate Income Fund shareholders as part of the Reorganization will not be subject to that CDSC.

   (2) Class C shares of PW U.S. Government Income Fund are not exchangeable for shares of PaineWebber or MH/KP mutual funds.

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)

                             PW U.S. GOVERNMENT
                                 INCOME FUND
                               (TWELVE MONTHS
                               ENDED 5/31/95)
                      -------------------------------
                        CLASS A    CLASS D    CLASS C
                      ---------  ---------  ---------
Management Fees  ....    0.50%      0.50%      0.50%
12b-1 Fees(3) .......    0.25%      0.75%      0.00%
Other Expenses.  ....    0.25%      0.26%      0.20%
                      ---------  ---------  ---------
Total Fund Operating
 Expenses(4) ........    1.00%      1.51%      0.70%
                      =========  =========  =========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                              MH/KP INTERMEDIATE
                                  INCOME FUND
                                (TWELVE MONTHS
                                ENDED 5/31/95)                  PRO FORMA COMBINED
                      ---------------------------------  -------------------------------
                        CLASS A   CLASS B(1)  CLASS C(2)   CLASS A    CLASS D    CLASS C
                      ---------  ----------  ----------  ---------  ---------  ---------
Management Fees  ....    0.70%       0.70%       0.70%      0.50%      0.50%      0.50%
12b-1 Fees(3) .......    0.25%       0.75%       0.00%      0.25%      0.75%      0.00%
Other Expenses.  ....    0.69%       0.83%       0.60%      0.24%      0.25%      0.19%
                      ---------  ----------  ----------  ---------  ---------  ---------
Total Fund Operating
 Expenses(4) ........    1.64%       2.28%       1.30%      0.99%      1.50%      0.69%
                      =========  ==========  ==========  =========  =========  =========

---------------
   (1) Class B shares of MH/KP Intermediate Income Fund will be exchanged for Class D shares of PW U.S. Government Income Fund.

   (2) A maximum annual 1.50% advisory fee is payable by shareholders holding Class C shares of MH/KP Intermediate Income Fund through the INSIGHT Program. This fee, which is not reflected in the Annual Fund Operating Expenses above, will continue to be assessed at that rate subsequent to the Reorganization.

   (3) 12b-1 fees for Class A and Class B shares of MH/KP Intermediate Income Fund have two components, as follows:

                           CLASS A    CLASS B
                         ---------  ---------
12b-1 service fee ......    0.25%      0.25%
12b-1 distribution fee      0.00%      0.50%

    12b-1 fees for Class A and Class D shares of PW U.S. Government Income Fund have two components, as follows:

                           CLASS A    CLASS D
                         ---------  ---------
12b-1 service fee ......    0.25%      0.25%
12b-1 distribution fee      0.00%      0.50%

---------------
    12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class D shareholders may pay more in direct and indirect sales charges (including distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.

(4) For the fiscal year ended November 30, 1994, Annual Fund Operating Expenses for Class A, Class D and Class C shares of PW U.S. Government Income Fund were 0.95%, 1.45% and 0.65%, respectively. For the fiscal year ended August 31, 1994, Annual Fund Operating Expenses for the Class A, Class B and Class C shares of MH/KP Intermediate Income Fund were 1.46%, 1.96% and 1.21%, respectively.

EXAMPLE OF EFFECT OF FUND EXPENSES

   The following illustrates the expenses on a $1,000 investment under the fees and expenses stated above, assuming a 5% annual return. The fees shown below reflect a maximum initial sales charge of 4% (with respect to PW U.S. Government Income Fund) and 2.25% (with respect to MH/KP Intermediate Income
Fund) of the public offering price that is charged in connection with the sale of Class A shares. The amounts shown for PW U.S. Government Income Fund and Combined Fund Class A shares held for one year are higher than for MH/KP Intermediate Income Fund Class A shares held for one year due to the higher initial sales charge normally imposed on PW U.S. Government Income Fund Class A shares. However, no initial sales charge will be charged in connection with Class A Shares of PW U.S. Government Income Fund distributed to Class A shareholders of MH/KP Intermediate Income Fund as part of the Reorganization.

                                         ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
                                       ----------  -------------  ------------  -----------
PW U.S. Government Income
 Fund
 Class A shares(1) .......                 $50           $71           $ 93         $158
 Class D shares ..........                 $15           $48           $ 82         $180
 Class C shares ..........                 $ 7           $22           $ 39         $ 87
MH/KP Intermediate Income
 Fund
 Class A shares(2) .......                 $39           $73           $110         $212
 Class B shares ..........                 $23           $71           $122         $262
 Class C shares(3) .......                 $13           $41           $ 71         $157
Combined Fund
 Class A shares(1) .......                 $50           $70           $ 93         $156
 Class D shares ..........                 $15           $47           $ 82         $179
 Class C shares(3) .......                 $ 7           $22           $ 38         $ 86

   (1) Assumes deduction at the time of purchase of the maximum 4% initial sales charge.

(2) Assumes deduction at the time of purchase of the maximum 2.25% initial sales charge.

(3) Does not include advisory fees payable by shareholders holding Class C shares through the INSIGHT Program.

   This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in this Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Class of the Funds' shares.

   This Example should not be considered a representation of past or future expenses, and a Fund's actual expenses may be more or less than those shown. The actual expenses attributable to each Class of a Fund's shares will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

REORGANIZATION OF MH/KP GOVERNMENT INCOME FUND INTO PW U.S. GOVERNMENT INCOME
FUND

   The following tables show (1) shareholder transaction expenses currently incurred by the Class A, Class B and Class C shares of MH/KP Government Income Fund and the Class A, Class D and Class C shares of PW

U.S. Government Income Fund, and shareholder transaction expenses that each such Class will incur after giving effect to the Reorganization, and (2) the operating fees and expenses incurred by the Class A, Class B and Class C shares of MH/KP Government Income Fund and the Class A, Class D and Class C shares of PW U.S. Government Income Fund for the twelve months ended May 31, 1995, and pro forma fees based on the same period for PW U.S. Government Income Fund's Class A, Class D and Class C shares after giving effect to the Reorganization.

SHAREHOLDER TRANSACTION EXPENSES

                               PW U.S. GOVERNMENT                      MH/KP GOVERNMENT
                                   INCOME FUND                            INCOME FUND
                     -------------------------------------  -------------------------------------
                        CLASS A      CLASS D      CLASS C      CLASS A      CLASS B      CLASS C
                     -----------  -----------  -----------  -----------  -----------  -----------
Maximum sales
 charge (as a
 percentage of
 public offering
 price) ............         4%        None        None         2.25%        None         None
Exchange fee .......     $5.00        $5.00         N/A(2)      None         None         None
Maximum contingent
 deferred sales
 charge (as a
 percentage of
 redemption
 proceeds) .........      None         None        None         None         None         None

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                              PRO FORMA COMBINED(1)
                     -------------------------------------
                        CLASS A      CLASS D      CLASS C
                     -----------  -----------  -----------
Maximum sales
 charge (as a
 percentage of
 public offering
 price) ............         4%        None        None
Exchange fee .......     $5.00        $5.00         N/A(2)
Maximum contingent
 deferred sales
 charge (as a
 percentage of
 redemption
 proceeds) .........      None         None        None

---------------
   (1) Under certain circumstances, Class A and Class D shares of the Combined Fund that are purchased after November 1, 1995 may be subject to a 1% CDSC. See "Operations of PW U.S. Government Income Fund Following the Reorganizations." However, Class A and Class D shares of PW U.S. Government Income Fund that are issued to MH/KP Government Income Fund shareholders as part of the Reorganization will not be subject to that CDSC.

   (2) Class C shares of PW U.S. Government Income Fund are not exchangeable for shares of PaineWebber or MH/KP mutual funds.

ANNUAL FUND OPERATING EXPENSES

   (as a percentage of average net assets)

                  PW U.S. GOVERNMENT INCOME FUND     MH/KP GOVERNMENT INCOME FUND
                   (TWELVE MONTHS ENDED 5/31/95)     (TWELVE MONTHS ENDED 5/31/95)
                 -------------------------------  ---------------------------------
                   CLASS A    CLASS D    CLASS C    CLASS A   CLASS B(1)  CLASS C(2)
                 ---------  ---------  ---------  ---------  ----------  ----------
Management Fees     0.50%      0.50%      0.50%      0.63%       0.63%       0.63%
12b-1 Fees(3)  .    0.25%      0.75%      0.00%      0.50%       0.75%       0.00%
Other Expenses.     0.25%      0.26%      0.20%      0.41%       0.46%       0.32%
                 ---------  ---------  ---------  ---------  ----------  ----------
Total Fund
 Operating
 Expenses (4)  .    1.00%      1.51%      0.70%      1.54%       1.84%       0.95%
                 =========  =========  =========  =========  ==========  ==========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                        PRO FORMA COMBINED
                 -------------------------------
                   CLASS A    CLASS D    CLASS C
                 ---------  ---------  ---------
Management Fees     0.50%      0.50%      0.50%
12b-1 Fees(3)  .    0.25%      0.75%      0.00%
Other Expenses.     0.23%      0.25%      0.18%
                 ---------  ---------  ---------
Total Fund
 Operating
 Expenses (4)  .    0.98%      1.50%      0.68%
                 =========  =========  =========

---------------
   (1) Class B shares of MH/KP Government Income Fund will be exchanged for Class D shares of PW U.S. Government Income Fund.

   (2) A maximum annual 1.50% advisory fee is payable by shareholders holding Class C shares of MH/KP Government Income Fund through the INSIGHT Program. This fee, which is not reflected in the Annual Fund Operating Expenses above, will continue to be assessed at that rate subsequent to the Reorganization.

   (3) 12b-1 fees for Class A and Class B shares of MH/KP Government Income Fund have two components, as follows:

                                       CLASS A    CLASS B
                                     ---------  ---------
  12b-1 service fee (maximum)  .....    0.25%      0.25%
  12b-1 distribution fee (maximum)      0.25%      0.50%

   12b-1 fees for Class A and Class D shares of PW U.S. Government Income Fund have two components, as follows:
[/TABLE]

                             CLASS A    CLASS D
                           ---------  ---------
  12b-1 service fee  .....    0.25%      0.25%
  12b-1 distribution fee      0.00%      0.50%

   12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class D shareholders may pay more in direct and indirect sales charges (including distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by NASD rules regarding investment companies.

   (4) For the fiscal year ended November 30, 1994, Annual Fund Operating Expenses for Class A, Class D and Class C shares of PW U.S. Government Income Fund were 0.95%, 1.45% and 0.65%, respectively. For the fiscal year ended January 31, 1995, Annual Fund Operating Expenses for Class A, Class B and Class C shares of MH/KP Government Income Fund were 1.53%, 1.78% and 1.03%, respectively.

EXAMPLE OF EFFECT OF FUND EXPENSES

   The following illustrates the expenses on a $1,000 investment under the fees and expenses stated above, assuming a 5% annual return. The fees shown below reflect a maximum initial sales charge of 4% (with respect to PW U.S. Government Income Fund) and 2.25% (with respect to MH/KP Government Income



Fund) of the public offering price that is charged in connection with the sale of Class A shares. The amounts shown for PW U.S. Government Income Fund and Combined Fund Class A shares held for one year are higher than for

MH/KP Government Income Fund Class A shares held for one year due to the higher initial sales charge normally imposed on PW U.S. Government Income Fund Class A shares. However, no initial sales charge will be charged in connection with Class A shares of PW U.S. Government Income Fund distributed to Class A shareholders of MH/KP Government Income Fund as part of the Reorganization.

                                       ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
                                     ----------  -------------  ------------  -----------
PW U.S. Government
Income Fund
 Class A shares(1)  ....                 $50           $71           $ 93         $158
 Class D shares ........                 $15           $48           $ 82         $180
 Class C shares ........                 $ 7           $22           $ 39         $ 87
MH/KP Government Income
Fund
 Class A shares(2)  ....                 $38           $70           $105         $202
 Class B shares ........                 $19           $58           $100         $216
 Class C shares(3)  ....                 $10           $30           $ 53         $117
Combined Fund
 Class A shares(1)  ....                 $50           $70           $ 92         $155
 Class D shares ........                 $15           $47           $ 82         $179
 Class C shares(3)  ....                 $ 7           $22           $ 38         $ 85

---------------
(1) Assumes deduction at the time of purchase of the maximum 4% initial sales charge.

(2) Assumes deduction at the time of purchase of the maximum 2.25% initial sales charge.

(3) Does not include advisory fees payable by shareholders holding Class C shares through the INSIGHT Program.

   This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in this Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Class of the Funds' shares.

   This Example should not be considered a representation of past or future expenses, and a Fund's actual expenses may be more or less than those shown. The actual expenses attributable to each Class of a Fund's shares will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

REORGANIZATIONS OF MH/KP INTERMEDIATE INCOME FUND AND MH/KP GOVERNMENT INCOME FUND INTO PW U.S. GOVERNMENT INCOME FUND

   The following tables show (1) shareholder transaction expenses currently incurred by the Class A, Class B and Class C shares of MH/KP Intermediate Income Fund and MH/KP Government Income Fund, respectively, and the Class A, Class D and Class C shares of PW U.S. Government Income Fund, and shareholder transaction expenses that each such Class will incur after giving effect to the Reorganizations, and (2) the operating fees and expenses incurred by the Class A, Class B and Class C shares of MH/KP Intermediate Income Fund and MH/KP Government Income Fund, respectively, and the Class A, Class D and Class C shares of PW U.S. Government Income Fund for the twelve months ended May 31, 1995, and pro forma fees based on the same period for PW U.S. Government Income Fund's Class A, Class D and Class C shares after giving effect to the Reorganizations.

SHAREHOLDER TRANSACTION EXPENSES

                         PW U.S. GOVERNMENT INCOME FUND         MH/KP INTERMEDIATE INCOME FUND
                     -------------------------------------  -------------------------------------
                        CLASS A      CLASS D      CLASS C      CLASS A      CLASS B      CLASS C
                     -----------  -----------  -----------  -----------  -----------  -----------
Maximum sales
 charge (as a
 percentage of
 public offering
 price) ............         4%        None         None        2.25%        None         None
Exchange fee .......     $5.00        $5.00        N/A(2)       None         None         None
Maximum contingent
 deferred sales
 charge (as a
 percentage of
 redemption
 proceeds) .........      None         None         None        None         None         None

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                          MH/KP GOVERNMENT INCOME FUND               PRO FORMA COMBINED(1)
                     -------------------------------------  -------------------------------------
                        CLASS A      CLASS B      CLASS C      CLASS A      CLASS D      CLASS C
                     -----------  -----------  -----------  -----------  -----------  -----------
Maximum sales
 charge (as a
 percentage of
 public offering
 price) ............     2.25%        None         None             4%        None         None
Exchange fee .......     None         None         None         $5.00        $5.00        N/A(2)
Maximum contingent
 deferred sales
 charge (as a
 percentage of
 redemption
 proceeds) .........     None         None         None          None         None         None

---------------
   (1) Under certain circumstances, Class A and Class D shares of the Combined Fund that are purchased after November 1, 1995 may be subject to a 1% CDSC. See "Operations of PW U.S. Government Income Fund Following the Reorganizations." However, Class A and Class D shares of PW U.S. Government Income Fund that are issued to Acquired Fund shareholders as part of the Reorganizations will not be subject to that CDSC.

   (2) Class C shares of PW U.S. Government Income Fund are not exchangeable for shares of PaineWebber or MH/KP mutual funds.




ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)

                   PW U.S. GOVERNMENT INCOME FUND    MH/KP INTERMEDIATE INCOME FUND
                    (TWELVE MONTHS ENDED 5/31/95)     (TWELVE MONTHS ENDED 5/31/95)
                  -------------------------------  ---------------------------------
                    CLASS A    CLASS D    CLASS C    CLASS A   CLASS B(1)  CLASS C(2)
                  ---------  ---------  ---------  ---------  ----------  ----------
Management Fees   0.50%      0.50%      0.50%      0.70%      0.70%       0.70%
12b-1 Fees(3)  .. 0.25%      0.75%      0.00%      0.25%      0.75%       0.00%
Other Expenses.   0.25%      0.26%      0.20%      0.69%      0.83%       0.60%
                  ---------  ---------  ---------  ---------  ----------  ----------
Total Fund
 Operating
 Expenses (4)  .. 1.00%      1.51%      0.70%      1.64%      2.28%       1.30%
                  =========  =========  =========  =========  ==========  ==========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                           MH/KP GOVERNMENT
                              INCOME FUND
                     (TWELVE MONTHS ENDED 5/31/95)          PRO FORMA COMBINED
                  ---------------------------------  -------------------------------
                    CLASS A   CLASS B(1)  CLASS C(2)   CLASS A    CLASS D    CLASS C
                  ---------  ----------  ----------  ---------  ---------  ---------
Management Fees   0.63%      0.63%       0.63%       0.50%      0.50%      0.50%
12b-1 Fees(3)  .. 0.50%      0.75%       0.00%       0.25%      0.75%      0.00%
Other Expenses.   0.41%      0.46%       0.32%       0.23%      0.24%      0.18%
                  ---------  ----------  ----------  ---------  ---------  ---------
Total Fund
 Operating
 Expenses (4)  .. 1.54%      1.84%       0.95%       0.98%      1.49%      0.68%
                  =========  ==========  ==========  =========  =========  =========

---------------
   (1) Class B shares of MH/KP Intermediate Income Fund and MH/KP Government Income Fund will be exchanged for Class D shares of PW U.S. Government Income Fund.

   (2) A maximum annual 1.50% advisory fee is payable by shareholders holding Class C shares of MH/KP Intermediate Income Fund and MH/KP Government Income Fund through the INSIGHT Program. This fee, which is not reflected in the Annual Operating Expenses above, will continue to be assessed at that rate subsequent to the Reorganizations.

   (3) 12b-1 fees for Class A and Class B shares of MH/KP Intermediate Income Fund have two components, as follows:

                             CLASS A    CLASS B
                           ---------  ---------
  12b-1 service fee  .....    0.25%      0.25%
  12b-1 distribution fee      0.00%      0.50%

   12b-1 fees for Class A and Class B shares of MH/KP Government Income Fund have two components, as follows:

                                       CLASS A    CLASS B
                                     ---------  ---------
  12b-1 service fee (maximum)  .....    0.25%      0.25%
  12b-1 distribution fee (maximum)      0.25%      0.50%

   12b-1 fees for Class A and Class D shares of PW U.S. Government Income Fund have two components, as follows:

                             CLASS A    CLASS D
                           ---------  ---------
  12b-1 service fee  .....    0.25%      0.25%
  12b-1 distribution fee      0.00%      0.50%

   12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class D shareholders may pay more in direct and indirect sales charges (including distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by NASD rules regarding investment companies.

   (4) For the fiscal year ended November 30, 1994, Annual Fund Operating Expenses for Class A, Class D and Class C shares of PW U.S. Government Income Fund were 0.95%, 1.45% and 0.65%, respectively. For the fiscal year ended August 31, 1994, Annual Fund Operating Expenses for Class A, Class B and Class C shares of MH/KP Intermediate Income Fund were 1.46%, 1.96% and 1.21%, respectively. For the fiscal year ended January 31, 1995, Annual Fund Operating Expenses for Class A, Class B, and Class C shares of MH/KP Government Income Fund were 1.53%, 1.78% and 1.03%, respectively.

EXAMPLE OF EFFECT OF FUND EXPENSES

   The following illustrates the expenses on a $1,000 investment under the fees and expenses stated above, assuming a 5% annual return. The fees shown below reflect a maximum initial sales charge of 4% (with respect to PW U.S. Government Income Fund) and 2.25% (with respect to each of MH/KP Intermediate Income Fund and MH/KP Government Income Fund) of the public offering price that is charged in connection with the sale of Class A shares. The amounts shown for PW U.S. Government Income Fund and combined Fund Class A shares held for one year are higher than for the Acquired Funds' Class A shares held for one year due to the higher initial sales charge normally imposed on PW U.S. Government Income Fund Class A shares. However, no initial sales charge will be charged in connection with Class A shares of PW U.S. Government Income Fund distributed to Class A shareholders of the Acquired Funds as part of the Reorganizations.

                                  ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
                                ----------  -------------  ------------  -----------
PW U.S. Government Income Fund
 Class A shares(1) ............     $50           $71           $ 93         $158
 Class D shares ...............     $15           $48           $ 82         $180
 Class C shares ...............     $ 7           $22           $ 39         $ 87
MH/KP Intermediate Income Fund
 Class A shares(2) ............     $39           $73           $110         $212
 Class B shares ...............     $23           $71           $122         $262
 Class C shares(3) ............     $13           $41           $ 71         $157
MH/KP Government Income Fund
 Class A shares(2) ............     $38           $70           $105         $202
 Class B shares ...............     $19           $58           $100         $216
 Class C shares(3) ............     $10           $30           $ 53         $117
Combined Fund
 Class A shares(1) ............     $50           $70           $ 92         $155
 Class D shares ...............     $15           $47           $ 81         $178
 Class C shares(3) ............     $ 7           $22           $ 38         $ 85

(1) Assumes deduction at the time of purchase of the maximum 4% initial sales charge.

(2) Assumes deduction at the time of purchase of the maximum 2.25% initial sales charge.

(3) Does not include advisory fees payable by shareholders holding Class C shares through the INSIGHT Program.

   This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in this Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Class of the Funds' shares.

   This Example should not be considered a representation of past or future expenses, and a Fund's actual expenses may be more or less than those shown. The actual expenses attributable to each Class of a Fund's shares will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

FORMS OF ORGANIZATION

   MH/KP Government Income Fund is a diversified, open-end management investment company organized as a Maryland corporation. It commenced operations on November 22, 1985. It is authorized to issue 500 million shares of common stock, par value $.01 per share. It does not currently issue share certificates. MH/KP Government Income Fund is not required to (and does not) hold shareholder meetings annually.

   PW Trust and MH/KP Trust (each a "Trust" and collectively, the "Trusts") are each an open-end management investment company organized as a Massachusetts business trust. Each Trust's Declaration of Trust authorizes its trustees to create separate series and, within each series, separate classes, of an unlimited number of shares of beneficial interest, par value $.001 per share. PW U.S. Government Income Fund, a diversified series of PW Trust, commenced operations on August 31, 1984. MH/KP Intermediate Income Fund, a series of MH/KP Trust, commenced operations on March 12, 1992. The Trusts do not issue share certificates. The Trusts are also not required to (and do not) hold annual meetings of shareholders.

   Although shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for its obligations, each Trust's Declaration of Trust expressly disclaims, and provides indemnification against, such liability. Accordingly, the risks of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which PW U.S. Government Income Fund or MH/KP Intermediate Income Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins, the investment adviser of each such Fund, believes is remote and, thus, does not pose a material risk.

INVESTMENT OBJECTIVE AND POLICIES

   The investment objective and policies of each Fund are set forth below. PW U.S. Government Income Fund has an investment objective generally similar to that of each Acquired Fund in that the primary focus of each Fund is on current income; however, PW U.S. Government Income Fund's investment strategy may differ from the Acquired Funds' investment strategies in some material respects. There can be no assurance that any Fund will achieve its investment objective, and each Fund's net asset value ("NAV") fluctuates based upon changes in the value of its portfolio securities.

   PW U.S. GOVERNMENT INCOME FUND. The investment objective of PW U.S. Government Income Fund is to provide high current income consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing primarily in U.S. government securities. Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. government securities, including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government mortgage- backed securities"), other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to those securities. Subject to this 65% investment policy, the Fund may invest up to 35% of its total assets in mortgage- and asset-backed securities issued by private issuers that at the time of purchase have been rated AAA by Standard & Poor's ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"), have an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, have been determined by Mitchell Hutchins to be of comparable quality. The Fund may invest up to 5% of its total assets in investment grade debt securities of other issuers, such as corporate debt securities. Securities are considered to be investment grade if they are rated within the four highest categories established by S&P or Moody's or have received an equivalent rating from another NRSRO or, if unrated, are determined by Mitchell Hutchins to be of comparable quality. As a matter of fundamental policy, the Fund normally concentrates at least 25% of its total assets in mortgage- and asset-backed securities issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government. PW U.S. Government Income Fund may also invest in certain zero coupon securities that are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons.

   MH/KP INTERMEDIATE INCOME FUND. The investment objective of MH/KP Intermediate Income Fund is maximum total return, consisting primarily of current income and secondarily of capital appreciation. The Fund seeks to achieve its investment objective by following a strategy that contemplates shifts (sometimes frequent) among a wide range of investments. The Fund invests in the following classes of investments selected by GE Investment Management Incorporated ("GEIM"), the Fund's sub-adviser, subject to monitoring by Mitchell Hutchins: securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; corporate debt instruments, such as bonds, debentures, notes and non-convertible preferred stock; mortgage- related securities, including adjustable-rate mortgage-related securities ("ARMs"), collateralized mortgage obligations ("CMOs") and government stripped mortgage-related securities; asset-backed and receivable- backed securities; and money market instruments. The Fund generally invests in intermediate fixed income securities with the result that, under normal market conditions, the average dollar-weighted maturity of the Fund's portfolio will be between three and ten years, although the Fund may hold instruments with remaining maturities of up to 30 years.

   The Fund limits its purchases of debt securities to those that are investment grade and at all times at least 65% of the Fund's total assets are invested in securities rated in the three highest rating categories by S&P or Moody's or, if unrated securities, deemed by GEIM to be of comparable quality. The Fund invests primarily in U.S. debt securities that are traded over-the-counter or listed on securities exchanges. Although the Fund reserves freedom of action to invest up to 35% of its total assets in securities of foreign companies or governments that are listed on foreign securities exchanges or traded in foreign over-the-counter markets, at present it limits its investment in these securities to not more than 5% of its total assets.

   MH/KP GOVERNMENT INCOME FUND. The investment objective of MH/KP Government Income Fund is to provide high current income. The Fund seeks to achieve its objective primarily from interest income from U.S. government securities, premiums from put and call options on U.S. government securities and net gains from closing purchase and sale transactions with respect to options on U.S. government securities. The Fund may invest in mortgage-related securities, including CMOs. The Fund may also realize net short-term gains from sales of portfolio securities. In addition, the Fund may also invest up to 20% of its assets in high-quality short-term investments, including repurchase agreements. The Fund expects that under normal market conditions, not less than 65% of its total assets will be invested in U.S. government securities.

   The Fund invests in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and differ primarily in interest rates, maturities, call provisions and the times of their issuances. The Fund also invests in securities issued by agencies of the U.S. government or instrumentalities established or sponsored by the U.S. government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. The Fund's investments include mortgage-backed securities of U.S. government issuers or private issuers. These securities represent an undivided ownership interest in a pool of mortgage loans. The Fund may purchase U.S. government securities on a when-issued or delayed-delivery basis.

   OTHER POLICIES OF THE FUNDS. All three Funds are authorized to use options and futures contracts to reduce the overall risk of their investments (hedge). PW U.S. Government Income Fund and MH/KP

Government Income Fund also may use options to enhance income and PW U.S. Government Income Fund may use interest rate futures contracts to enhance income (subject to a limit of 5% of that Fund's net assets on the aggregate amount of initial margin and premiums on futures positions that are not for bona fide hedging purposes). PW U.S. Government Income Fund also may engage in interest rate protection transactions, including interest rate swaps, caps, collars and floors, for hedging purposes.

   PW U.S. Government Income Fund and MH/KP Intermediate Income Fund may use dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. PW U.S. Government Income Fund also may use reverse repurchase agreements, in which the Fund sells securities to a bank or dealer and agrees to repurchase the securities at a mutually agreed-upon date and price. Dollar roll and reverse repurchase agreement transactions are considered to be borrowings and so are subject to each Fund's limitation on borrowing (33 1/3 % of total assets for PW U.S. Government Income Fund and 20% for MH/KP Intermediate Income Fund). MH/KP Government Income Fund is authorized to borrow from banks up to 30% of the value of its net assets for leverage purposes.

   Each Fund may engage in short sales "against the box," typically to defer realization of gains and losses for tax purposes. (A short sale "against the box" is a short sale pursuant to which the Fund at all times owns at least an equal amount of the securities sold short or other securities convertible or exchangeable into the securities without further consideration.) MH/KP Intermediate Income Fund also may sell securities short when the Fund does not own those securities, provided that the market value of all securities sold short (other than "against the box") does not exceed 25% of the value of the Fund's assets. In addition, MH/KP Intermediate Income Fund may not (1) sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Fund's net assets or (2) sell short the securities of any class of an issuer to the extent of more than 2% of the outstanding securities of the class at the time of the transaction.

   Each Fund may lend its portfolio securities to broker-dealers and other institutional investors (up to 10% of the total value of its portfolio securities for PW U.S. Government Income Fund, 30% for MH/KP Government Income Fund and 33 1/3 % for MH/KP Intermediate Income Fund) and receive interest on the loan or a flat fee in addition to amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund may invest up to 10% of its total assets in illiquid securities.

OPERATIONS OF PW U.S. GOVERNMENT INCOME FUND FOLLOWING THE REORGANIZATIONS

   There are differences in the investment objectives and some of the investment policies of the Funds. However, the PW Trust Board recently approved a change in PW U.S. Government Income Fund's investment policies to permit that Fund, like MH/KP Intermediate Income Fund, to invest in corporate debt. It is not expected, however, that PW U.S. Government Income Fund will make any further revisions to its investment objective or policies following the Reorganizations to reflect those of either Acquired Fund. If the Reorganizations are approved, the Acquired Funds will sell any assets that are inconsistent with the investment policies of PW U.S. Government Income Fund prior to the effective time of the Reorganizations, and the proceeds thereof will be held in temporary investments or reinvested in assets that qualify to be held by PW U.S. Government Income Fund. The need for the Acquired Funds to dispose of assets prior to the effective time of the Reorganizations may result in selling securities at a disadvantageous time and could result in an Acquired Fund's realizing losses that would not otherwise have been realized.

   After the Reorganizations, the trustees and officers of PW Trust and PW U.S. Government Income Fund's investment adviser, distributor, exclusive dealer and other outside agents will continue to serve PW U.S.

Government Income Fund in their current capacities. In addition, Nirmal Singh and Craig M. Varrelman, who currently are primarily responsible for the day-to-day portfolio management of PW U.S. Government Income Fund, will continue to be primarily responsible for that Fund's portfolio management following the Reorganizations. Mr. Singh is a vice president of Mitchell Hutchins responsible for overseeing mortgage-backed securities investments for MH/KP Government Income Fund. Mr. Varrelman is a first vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the portfolio management team responsible for managing several diversified funds, including mortgage-backed securities funds with assets totaling approximately $8 billion. From 1990 to 1993, Mr. Singh was a senior portfolio manager at Nomura Mortgage Funds Management Corporation, where he was responsible for managing approximately $3 billion in mortgage assets. Mr. Varrelman has been with Mitchell Hutchins as a portfolio manager since 1988 and manages fixed income portfolios with assets totaling approximately $1.5 billion, with an emphasis on U.S. government securities.

   Effective on or about November 1, 1995, PW U.S. Government Income Fund's Class C and Class D shares will be renamed Class Y and Class C shares, respectively. In addition, Class A shares purchased after that date which are purchased without an initial sales charge due to a sales charge waiver for purchases of $1 million or more and held less than one year, and Class D (to be renamed Class C) shares purchased after that date that are held for less than one year, will be subject to a CDSC of 1% of the lower of (1) the NAV of the shares at the time of purchase, or (2) the NAV of the shares at the time of redemption. Class A and Class D shares issued to Acquired Fund shareholders as part of the Reorganizations will not be subject to that CDSC.

PURCHASES

   Shares of PW U.S. Government Income Fund are available through PaineWebber and its correspondent firms or, for investors who are not clients of PaineWebber, through PFPC Inc., PW U.S. Government Income Fund's transfer agent ("Transfer Agent"). The minimum initial investment in PW U.S. Government Income Fund is $1,000; subsequent purchases must be $100 or more. Purchases through PaineWebber investment executives or correspondent firms may be made in person or by mail, by telephone or, for purchases of $1 million or more, by wire. PaineWebber investment executives and correspondent firms are responsible for transmitting purchase requests to PaineWebber's New York City offices promptly. Investors may pay for a purchase with checks drawn on U.S. banks or with funds held in brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after the order is received at PaineWebber's New York City offices. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange, Inc. ("NYSE") is open for business.

   PW U.S. Government Income Fund's Class A shares normally are sold with a maximum initial sales charge of 4% of the public offering price although the PW U.S. Government Income Fund Class A shares that will be distributed to shareholders of the Acquired Funds as part of the Reorganizations will not be subject to an initial sales charge. However, following the Reorganizations, new purchases of Class A shares of PW U.S. Government Income Fund will be subject to an initial sales charge of up to 4%, and any Class D or Class C shares of PW U.S. Government Income Fund that are purchased by former Acquired Fund shareholders will be subject to their respective terms.

   For PW U.S. Government Income Fund, sales charge waivers and reduced sales charge purchase plans are available for Class A shares, and exchange fee waivers are available for Class A and Class D shares. Class D shares of PW U.S. Government Income Fund are sold without an initial sales charge or CDSC. No initial sales charge or CDSC is imposed with respect to Class A shares of PW U.S. Government Income Fund that are purchased with reinvested dividends or other distributions on that Class of shares.

   Class C shares of PW U.S. Government Income Fund will be issued to holders of Class C shares in each Acquired Fund in connection with the Reorganizations. Effective November 1, 1995, PW U.S. Government Income Fund Class C shares (which will have been renamed as Class Y shares) will be offered for sale to participants in certain wrap fee investment advisory programs that are currently or in the future sponsored by PaineWebber and that may invest in PaineWebber proprietary funds, provided that shares are purchased through or in connection with those programs. PW U.S. Government Income Fund is authorized to sell Class C shares to employee benefit plans and retirement plans of Paine Webber Group Inc. and its affiliates, to certain unit investment trusts sponsored by PaineWebber and to certain other parties. At present, however, only participants in the INSIGHT Program would be eligible to purchase PW U.S. Government Income Fund Class C shares. PW U.S. Government Income Fund Class C shares will be sold to eligible investors at NAV, without any initial sales charge or CDSC, and without any Rule 12b-1 distribution or service fees.

   INSIGHT PROGRAM. An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing System and certain specified other mutual funds) may take part in the INSIGHT Program, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase PW U.S. Government Income Fund Class C shares. The INSIGHT Program offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information. Participation in the INSIGHT Program is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT Program investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in the INSIGHT Program. INSIGHT Program clients may elect to have their INSIGHT Program fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, for qualified plans, billed separately.

   Shares of the Acquired Funds are available through PaineWebber and its correspondent firms, or for investors who are not clients of PaineWebber, the Transfer Agent. The minimum initial investment in each Acquired Fund is $1,000, and the minimum subsequent investment must be $50 or more, except that for Individual Retirement Accounts, other tax qualified retirement plans and accounts established pursuant to Uniform Gifts/Transfers to Minors Acts, the minimum initial investment is $250 and the minimum subsequent investment is $1.00. The Acquired Funds' Class A shares normally are sold with a maximum initial sales charge of 2.25% of the public offering price. Class C shares of each Acquired Fund are sold without an initial sales charge or CDSC, although the Class C shares are currently available to participants in the INSIGHT Program, and a maximum annual investment advisory fee of 1.50% of shares held through the INSIGHT Program is paid by participants in that program.

REDEMPTIONS

   Shareholders of each Fund may submit redemption requests to their investment executives or correspondent firms in person or by telephone, mail or wire. As each Fund's agent, PaineWebber may honor a redemption request by repurchasing shares from a redeeming shareholder at the shares' NAV next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days after receipt of the request, repurchase proceeds (less any applicable CDSC) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices. PaineWebber reserves the right not to honor any redemption request, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

   Shareholders of each Fund also may redeem shares through the Transfer Agent. Shareholders should mail redemption requests directly to the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the NAV per share next computed after it is received within seven days of the receipt of the request. Shareholders are responsible for ensuring that a request for redemption is received in "good order." "Good order" means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to the Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations and (4) duly endorsed share certificates, if any.

   A shareholder may have redemption proceeds of $1 million or more wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or redemption requirements generally, should be referred to the shareholder's PaineWebber investment executive or correspondent firm. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

   Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to redeem all Fund shares in any shareholder account having a NAV below the lesser of $500 or the current minimum for initial purchases (with respect to PW U.S. Government Income Fund and MH/KP Intermediate Fixed Income Fund), or below $500 (with respect to MH/KP Government Income Fund). If a Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to the minimum required level or more within 60 days of the notice. A Fund will not redeem accounts that fall below the minimum required level solely as a result of a reduction in NAV per share.

   Both Acquired Funds' shares will cease to be offered on October 16, 1995, so that their shares will no longer be available for purchase or exchange starting on October 17, 1995 (the next Business Day). Redemptions of an Acquired Fund's shares and exchanges of such shares for shares of any other PaineWebber or MH/KP mutual fund may be effected through the Closing Date.

EXCHANGES

   Class A, Class B and Class D shares of each Fund may be exchanged for shares of the Corresponding Class of other PaineWebber and MH/KP mutual funds, and Class A, Class B and Class D shares of each Fund may be acquired through an exchange of shares of the Corresponding Class of other PaineWebber and MH/KP mutual funds, as provided in each Fund's prospectus. No initial sales charge is imposed on the shares being acquired, and no CDSC will be imposed on the shares being disposed of, through an exchange. Exchanges may be subject to minimum investment and other requirements of the funds into which exchanges are made. As noted above, the $5.00 service fee currently imposed on each exchange of shares of PW U.S. Government Income Fund for shares of any other PaineWebber or MH/KP mutual funds will continue to be imposed following the Reorganizations. Class C shares of each Fund have no exchange privileges.

DIVIDENDS AND OTHER DISTRIBUTIONS

   Dividends from each Fund's net investment income, if any, are declared daily and paid monthly. Substantially all of PW U.S. Government Income Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, is distributed annually. MH/KP Intermediate Income Fund's net capital gain, if any, is distributed annually after the close of the fiscal year in which it is earned. MH/KP Government Income Fund makes quarterly distributions of net short-term capital gains; its net capital gain, if any, is distributed annually. Shareholders of each Fund may reinvest dividends and other distributions in additional shares of the applicable class on the payment date at those shares' NAV that day or receive them in cash. Each Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed ordinary income and capital gain.

   On or before the Closing Date, each Acquired Fund will declare as a distribution substantially all of its net investment income, net capital gain and net short-term capital gain in order to maintain its tax status as a regulated investment company. Each Acquired Fund will pay these distributions to its shareholders only in cash. PW U.S. Government Income Fund also may declare and distribute as a dividend, on or before the Closing Date, substantially all of any previously undistributed net investment income.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

   PW Trust has received an opinion of Kirkpatrick & Lockhart LLP, its counsel, with respect to both Reorganizations, MH/KP Trust has received an opinion of Willkie Farr & Gallagher, its counsel, with respect to the Reorganization involving MH/KP Intermediate Income Fund, and MH/KP Government Income Fund has received an opinion of Sullivan & Cromwell, its counsel with respect to the Reorganization involving that Fund, each to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, no gain or loss will be recognized to any of the Funds or their shareholders as a result of the Reorganizations. See "The Proposed Transactions -- Federal Income Tax Considerations," page 27.

                     COMPARISON OF PRINCIPAL RISK FACTORS

   Because PW U.S. Government Income Fund's investment objective and policies are generally similar to those of the Acquired Funds, in that the primary focus of each Fund is on current income and each Fund invests a large portion of its assets in securities of U.S. government issuers, the investment risks of all three Funds are those typically associated with investing in an income fund. Certain differences are identified below. See the Prospectus of PW U.S. Government Income Fund, which accompanies this Proxy Statement, for a more detailed discussion of the investment risks of PW U.S. Government Income Fund.

   INTEREST RATE SENSITIVITY. The investment income of each Fund is based upon the income earned on the securities it holds, less expenses incurred; thus, each Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on then-current investments. Generally, the value of the securities held by a Fund, and thus the Fund's NAV per share, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the Fund's NAV per share, may be expected to decline.

   TYPES OF DEBT SECURITIES. PW U.S. Government Income Fund and MH/KP Government Income Fund each invests, under normal market conditions, at least 65% of its total assets in U.S. government securities. In the case of both Funds, these securities consist of mortgage-backed securities or other obligations issued or guaranteed by the U.S. government its agencies or instrumentalities. PW U.S. Government Income Fund and MH/KP Government Income Fund each may invest in mortgage-backed securities of private issuers, and PW U.S. Government Income Fund also may invest in asset-backed securities of private issuers. In the case of PW U.S. Government Income Fund, all mortgage- and asset-backed securities of private issuers must be rated at the time of purchase AAA by S&P, Aaa by Moody's, have an equivalent rating from another NRSRO or, if unrated, be determined by Mitchell Hutchins to be of comparable quality. In the case of MH/KP Government Income Fund, there is no express quality standard for mortgage-backed securities of private issuers. MH/KP Government Income Fund also is authorized to invest up to 20% of its assets in high quality money market instruments, including commercial paper of domestic corporations and bank obligations. In contrast, PW U.S. Government Income Fund's investments in money market instruments are limited to obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. Unlike MH/KP Government Income Fund, however, PW U.S. Government Income Fund may invest up to 5% of its total assets in investment grade corporate obligations.

   Unlike the other two Funds, MH/KP Intermediate Income Fund may invest without limitation in corporate debt instruments, such as bonds, debentures, notes and non-convertible preferred stock, in addition to investing in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-related securities, asset-backed and receivable-backed securities and money market instruments. MH/KP Intermediate Income Fund follows a strategy that contemplates shifts (sometimes frequent) among a wide range of investments. PW U.S. Government Income Fund does not have comparable freedom to shift its investments from one type of debt security to another. As a result, PW U.S. Government Income Fund is not subject to as much risk from mistiming a shift of investment type but also may not have as much opportunity for the enhanced return that may result from such shifts.

   PW U.S. Government Income Fund also has a fundamental policy of concentrating, under normal market circumstances, at least 25% of its total assets in mortgage- and asset-backed securities issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government. Neither MH/KP Government Income Fund nor MH/KP Intermediate Income Fund has a comparable concentration policy. PW U.S. Government Income Fund's concentration policy has the effect of increasing that Fund's exposure to the risks related to mortgage- and asset-backed securities and might cause the Fund's NAV to fluctuate more than would be the case for a fund that is not required to maintain at least 25% of its total assets in these types of securities.

   QUALITY OF PORTFOLIO SECURITIES. MH/KP Intermediate Income Fund is permitted to purchase investment grade corporate debt securities, although it must maintain at all times at least 65% of its total assets in securities rated in the three highest rating categories by S&P or Moody's or, if unrated, determined by GEIM to be of comparable quality. (MH/KP Government Income Fund, because it does not invest in corporate debt securities, is subject to no such limitation.) This quality standard could permit MH/KP Intermediate Income Fund to maintain a portfolio that is of lower quality than that maintained by PW U.S. Government Income Fund, which is permitted to invest only up to 5% of its total assets in investment grade securities other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or (with respect to up to 35% of its total assets) mortgage- and asset-backed securities rated AAA by S&P, Aaa by Moody's, comparably rated by another NRSRO or, if unrated, determined by Mitchell Hutchins to be comparable to such rated securities. Securities rated BBB by S&P or Baa by Moody's are in the lowest investment grade category assigned by those NRSROs, and Moody's considers such securities to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. MH/KP Intermediate Fixed Income Fund is more subject to these risks than PW U.S. Government Income Fund; however, because PW

U.S. Government Income Fund is required to invest almost all its assets in U.S. government securities and securities in the highest NRSRO rating category, PW U.S. Government Income Fund may have less opportunity to earn as high a return for its shareholders.

   PORTFOLIO TURNOVER. Each Fund's portfolio is actively managed. The portfolio turnover rates for PW U.S. Government Income Fund, MH/KP Intermediate Fixed Income Fund and MH/KP Government Income Fund for the fiscal years ended November 30, 1994, August 31, 1994 and January 31, 1995, were 358%, 279% and 256%, respectively. Each Fund's portfolio turnover rate may vary greatly from year to year and is not a limiting factor when Mitchell Hutchins (or GEIM, with respect to MH/KP Intermediate Income Fund) deems portfolio changes appropriate. A higher turnover rate for a particular Fund (100% or more) will involve correspondingly greater increases in portfolio transaction costs, which will be borne directly by that Fund, and may increase the potential for short-term capital gains.

   AVERAGE PORTFOLIO MATURITY. MH/KP Intermediate Income Fund, under normal circumstances, maintains an average dollar-weighted portfolio maturity of three to ten years, although that Fund may hold instruments with remaining maturities of up to 30 years. This limitation on average portfolio maturity may, under some circumstances, adversely affect MH/KP Intermediate Income Fund's ability to achieve its investment objective of maximum total return due to the types and remaining maturities of the securities in which that Fund invests. PW U.S. Government Income Fund and MH/KP Government Income Fund are not subject to any limitations on average portfolio maturity, which may be varied by Mitchell Hutchins in response to actual or anticipated changes in market conditions and interest rates.

   FOREIGN SECURITIES. MH/KP Intermediate Income Fund is authorized to invest up to 35% of its total assets in securities of foreign companies or governments that are listed on foreign securities exchanges or traded in foreign over-the-counter markets. At present, however, that Fund does not anticipate investing more than 5% of its total assets in these types of securities. To the extent that MH/KP Intermediate Income Fund invests in foreign securities (whether denominated in U.S. dollars or foreign currencies), it will be exposed to risks not typically associated with investments in obligations of the U.S. government and domestic corporations. Investment in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Individual foreign economies may differ favorably or unfavorably from the U.S. economy. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Foreign securities may from time to time be difficult to liquidate rapidly without significantly depressing the price of those securities. There may be less information publicly available concerning foreign issuers of securities held by MH/KP Intermediate Income Fund than is available concerning U.S. issuers. Also, changes in foreign currency exchange rates will affect that Fund's NAV, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income to be distributed to its shareholders by it. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchange or governmental intervention in currency markets. Any of these factors could adversely affect MH/KP Intermediate Income Fund. Finally, the costs attributable to foreign investing that MH/KP Intermediate Income Fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of securities in foreign countries exceed custodian costs related to domestic securities.

   MH/KP Government Income Fund may invest up to 10% of its assets in obligations of foreign branches of U.S. banks. Such investments may be subject to some of the same risks as foreign securities, including adverse future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls, currency blockage or other restrictions.

   PW U.S. Government Income Fund is not authorized to invest in securities of foreign issuers or obligations of foreign branches of U.S. banks and, accordingly, is not subject to the above risks.

   HEDGING AND INCOME STRATEGIES USING OPTIONS AND FUTURES CONTRACTS. Each Fund may use options and futures contracts for hedging purposes, and PW U.S. Government Income Fund and MH/KP Government Income Fund may use options to enhance income. PW U.S. Government Income Fund also may use interest rate futures contracts to enhance income (subject to a limit of 5% of that Fund's net assets on the amount of aggregate initial margin and premiums on futures positions that are not for bona fide hedging purposes). There can be no assurance, however, that any strategy utilizing these instruments will succeed. If Mitchell Hutchins, or GEIM with respect to MH/KP Intermediate Income Fund, incorrectly forecasts interest rates, market values or other economic factors in utilizing a strategy involving options or futures contracts for a Fund, the Fund would be in a better position had it not used these instruments at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Funds' securities,
(2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments, and
(4) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with transactions involving options and futures contracts and the possible inability of a Fund to close out or to liquidate its position.

   LENDING PORTFOLIO SECURITIES. Each Fund may lend securities to the extent permitted under the 1940 Act. If a Fund lends securities, it is subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.

   REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. In entering into such an agreement, a Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including a risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

   WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. A Fund will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

                          THE PROPOSED TRANSACTIONS

REORGANIZATION PLANS

   The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Plans. Significant provisions of the Reorganization Plans are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plans, which are attached as Appendices A and B to this Proxy Statement.

   Each Reorganization Plan contemplates (1) PW U.S. Government Income Fund's acquiring on the Closing Date the assets of an Acquired Fund in exchange solely for its shares and its assumption of the Acquired Fund's liabilities and (2) the constructive distribution of such shares to the shareholders of the Acquired Fund, by Class.

   The assets of each Acquired Fund to be acquired by PW U.S. Government Income Fund include all cash, cash equivalents, securities, receivables and other property owned by the Acquired Fund. PW U.S. Government Income Fund will assume from each Acquired Fund all debts, liabilities, obligations and duties of such Fund of whatever kind or nature; provided, however, that each Acquired Fund will use its best efforts, to the extent practicable, to discharge all of its known debts, liabilities, obligations and duties prior to the Closing Date. PW U.S. Government Income Fund also will deliver its shares to each Acquired Fund, which then will be constructively distributed to the Acquired Funds' shareholders.

   The value of an Acquired Fund's assets to be acquired, and the amount of its liabilities to be assumed, by PW U.S. Government Income Fund and the NAV of a Class A, a Class D and a Class C share of PW U.S. Government Income Fund will be determined as of the close of regular trading on the NYSE on the Closing Date. Where market quotations are readily available, portfolio securities will be valued based upon such market quotations, provided such quotations adequately reflect, in Mitchell Hutchins' judgment, the fair value of the security. Where such market quotations are not readily available, such securities will be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation generally will be used to value debt instruments with 60 days or less remaining to maturity, unless the Corporation's Board (with respect to MH/KP Government Income Fund), PW Trust's Board (with respect to PW U.S. Government Income Fund) or MH/KP Trust's Board (with respect to MH/KP Intermediate Income Fund) determines that this does not represent fair value. All other securities and assets will be valued at fair value as determined in good faith by or under the direction of the respective Boards. All investments quoted in foreign currencies will be valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by MH/KP Intermediate Income Fund's custodian.

   On, or as soon as practicable after, the Closing Date, each Acquired Fund will distribute to its shareholders of record the shares of PW U.S. Government Income Fund it received, by Class, so that each Acquired Fund shareholder will receive a number of full and fractional shares of the Corresponding Class or Classes of PW U.S. Government Income Fund equal in value to the NAV of the shareholder's holdings in the Acquired Fund; each Acquired Fund will be terminated or dissolved, as applicable, as soon as is practicable thereafter. Such distribution will be accomplished by opening accounts on the books of PW U.S. Government Income Fund in the names of the Acquired Funds' shareholders and by transferring thereto the shares of each Class previously credited to the account of each Acquired Fund on those books. Fractional shares in each Class of shares of PW U.S. Government Income Fund will be rounded to the third decimal place.

   Accordingly, immediately after each Reorganization, each former shareholder of the participating Acquired Fund will own shares of the Class of PW U.S. Government Income Fund that will equal the NAV of that shareholder's shares of the Corresponding Class of the Acquired Fund immediately prior to the Reorganization. Moreover, because shares of each Class of PW U.S. Government Income Fund will be issued at net asset value in exchange for the net assets applicable to the Corresponding Class of each Acquired Fund, the aggregate value of shares of each Class of PW U.S. Government Income Fund so issued will equal the aggregate value of the shares of the Corresponding Class of the Acquired Fund. The NAV per share of PW U.S. Government Income Fund will be unchanged by the transactions. Thus, the Reorganizations will not result in a dilution of any shareholder interest.

   Any transfer taxes payable upon issuance of shares of PW U.S. Government Income Fund in a name other than that of the registered holder of the shares on the books of an Acquired Fund shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of an Acquired Fund will continue to be its responsibility up to and including the Closing Date and such later date on which such Fund is terminated or dissolved.

   The cost of the Reorganizations, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by the Funds in proportion to their respective net assets. Mitchell Hutchins recommended this method of expense allocation to the Boards. Mitchell Hutchins based its recommendations on its belief that this method is fair because, for the reasons discussed under "Reasons for the Reorganizations," the Reorganizations have the potential to benefit all Funds. The Boards considered this expense allocation method in approving the Reorganizations and in finding that the Reorganizations are in the best interests of their respective Fund.

   The consummation of each Reorganization is subject to a number of conditions set forth in its Reorganization Plan, some of which may be waived by an Acquired Fund. In addition, each Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that would have a material adverse effect on the affected Acquired Fund's shareholders' interests.

REASONS FOR THE REORGANIZATIONS

   MH/KP Trust's Board, including a majority of its Independent Persons, has determined that the Reorganization involving MH/KP Intermediate Income Fund is in the best interests of that Fund, that the terms of the Reorganization are fair and reasonable and that the interests of that Fund's shareholders will not be diluted as a result of the Reorganization. MH/KP Government Income Fund's Board, including a majority of its Independent Persons, has determined that the Reorganization is in the best interests of that Fund, that the terms of the Reorganization are fair and reasonable and that the interests of that Fund's shareholders will not be diluted as a result of the Reorganization. In addition, PW Trust's Board, including a majority of its Independent Persons, has determined that each Reorganization is in the best interests of PW U.S. Government Income Fund, that the terms of the Reorganizations are fair and reasonable and that the interests of the Fund's shareholders will not be diluted as a result of the Reorganizations.

   In considering the Reorganizations, the Boards made an extensive inquiry into a number of factors, including the following:

       (1) the compatibility of the investment objectives, policies and restrictions of the Funds;

       (2) the effect of the Reorganizations on expected investment performance of the Funds;

       (3) the effect of the Reorganizations on the expense ratio of PW U.S. Government Income Fund relative to each Fund's current expense ratio;

       (4) the costs to be incurred by each Fund as a result of the Reorganizations;

       (5) the tax consequences of the Reorganizations;

       (6)possible alternatives to the Reorganizations, including continuing to operate on a stand-alone basis or liquidation; and

       (7)the potential benefits of the Reorganizations to other persons, including Mitchell Hutchins and PaineWebber.

   The Reorganizations were recommended by Mitchell Hutchins to the Boards at meetings of the Boards held on July 20, 1995. In considering the proposed transactions, the Boards were advised by Mitchell Hutchins that combining the Funds would result in lower expenses borne by the shareholders of each Acquired Fund as a percentage of net assets. PW U.S. Government Income Fund has a lower advisory fee than either of the Acquired Funds, and the 12b-1 fee it pays with respect to its Class A shares is lower than the 12b-1 fee charged with respect to Class A shares of MH/KP Government Income Fund. The Boards were further advised that the expenses of PW U.S. Government Income Fund also would be likely to decrease if, as a result of the Reorganizations, the combined Fund experienced increased sales of its shares.

   In recommending the Reorganizations, Mitchell Hutchins advised the Boards that the Funds have generally compatible investment objectives and policies, with the material differences noted, and that PW U.S. Government Income Fund and MH/KP Government Income Fund have substantially similar investment strategies. Mitchell Hutchins also noted its belief that there is no reason to maintain three Funds with similar investment objectives, two of which have generally similar investment portfolios. MH/KP Trust's Board considered the fact that MH/KP Intermediate Income Fund (unlike the other two Funds) has the ability to invest in corporate debt. In order to preserve the tax-free nature of the Reorganization of MH/KP Intermediate Income Fund with PW U.S. Government Income Fund, the Board of PW Trust approved a change in the investment policies of PW U.S. Government Income Fund to permit that Fund to invest up to 5% of its total assets in corporate debt. The Boards were also advised by Mitchell Hutchins that, if dispositions of foreign securities held by MH/KP Intermediate Income Fund should be necessary prior to the Reorganizations, any capital gains realized from such dispositions would be offset by that Fund's accumulated capital losses. In approving the proposed transactions, the Boards took account of the opinion that PW U.S. Government Income Fund's overall objective of achieving high current income consistent with the preservation of capital and liquidity by investing primarily in U.S. government securities remains an appropriate one to offer to investors as part of an overall investment strategy. The Boards also considered the fact that the risk profile of PW U.S. Government Income Fund is generally similar to that of MH/KP Government Income Fund and may represent less risk than that of MH/KP Intermediate Income Fund.

   Mitchell Hutchins also advised the Boards that it did not expect to receive any immediate direct benefits from the Reorganizations, because the compensation that would be received by it as investment adviser to the Combined Fund would be less than the aggregate compensation it receives from the three Funds currently, assuming no change in aggregate net assets. However, Mitchell Hutchins noted that it could benefit in the future if the Combined Fund's assets grow faster than would be the case for the three separate Funds in the absence of the Reorganizations.

                       THE BOARDS OF TRUSTEES/DIRECTORS
                    RECOMMEND THAT THE SHAREHOLDERS OF THE
                ACQUIRED FUNDS VOTE "FOR" THE REORGANIZATIONS.

DESCRIPTION OF SECURITIES TO BE ISSUED

   PW Trust is registered with the SEC as an open-end management investment company. Its trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series (par value $.001 per share). The trustees have established PW U.S. Government Income Fund as one of its series and have authorized the public offering of four Classes of shares of that Fund. Each share in a Class represents an equal proportionate interest in PW U.S. Government Income Fund with each other share in that Class. Shares of PW U.S. Government Income Fund entitle their holders to one vote per full share and fractional votes for fractional shares held, except that each Class of shares has exclusive voting rights on matters pertaining to its plan of distribution.

   On the Closing Date, PW U.S. Government Income Fund will have outstanding four Classes of shares, designated as Class A, Class B, Class C and Class D shares. Only Class A, Class C and Class D shares will be issued as part of the Reorganizations. Each Class represents interests in the same assets of the Fund. The Classes differ as follows: (1) each Class has exclusive voting rights on matters pertaining to its plan of distribution; (2) Class A shares are subject to an initial sales charge; (3) Class B shares bear ongoing distribution fees, are subject to a CDSC upon certain redemptions and automatically convert into Class A shares approximately six years after issuance; (4) Class C shares have no initial sales charge or CDSC and bear no service or distribution fees, but may be purchased only by certain categories of purchasers; (5) Class D shares are subject to neither an initial sales charge nor a CDSC, bear ongoing distribution expenses and do not convert into any other Class; and (6) each Class may bear differing amounts of certain Class-specific expenses. Each share of each Class of PW U.S. Government Income Fund is entitled to participate equally in dividends and other distributions and the proceeds of any dissolution, except that because of the higher expenses resulting from the distribution fees borne by the Class B and Class D shares, dividends on those shares are expected to be lower than those for Class A and Class C shares of the Fund; for the same reason, dividends on Class B shares are expected to be lower than those on Class D shares. Dividends on each Class also might be affected differently by the allocation of other Class-specific expenses.

   PW Trust does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office has been elected by shareholders, at which time the trustees then in office will call a shareholders meeting for the election of trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a trustee by votes cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the Trust's outstanding shares.

FEDERAL INCOME TAX CONSIDERATIONS

   The exchange of an Acquired Fund's assets for shares of PW U.S. Government Income Fund shares and PW U.S. Government Income Fund's assumption of that Acquired Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. PW Trust has received an opinion of Kirkpatrick & Lockhart LLP, its counsel, with respect to both Reorganizations, MH/KP Trust has received an opinion of Willkie Farr & Gallagher, its counsel, with respect to the Reorganization involving MH/KP Intermediate Income Fund, and MH/KP Government Income Fund has received an opinion of Sullivan & Cromwell, its counsel, with respect to the Reorganization involving that Fund, each substantially to the effect that:

       (i) PW U.S. Government Income Fund's acquisition of the Acquired
    Fund's assets in exchange solely for PW U.S. Government Income Fund shares and PW U.S. Government Income Fund's assumption of the Acquired Fund's liabilities, followed by the Acquired Fund's distribution of those shares to its shareholders constructively in exchange for their Acquired Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

       (ii) No gain or loss will be recognized to the Acquired Fund on the transfer to PW U.S. Government Income Fund of its assets in exchange solely for PW U.S. Government Income Fund shares and PW U.S. Government Income Fund's assumption of the Acquired Fund's liabilities or on the subsequent distribution of those shares to the Acquired Fund's shareholders in constructive exchange for their Acquired Fund shares;

       (iii) No gain or loss will be recognized to PW U.S. Government Income Fund on its receipt of the transferred assets in exchange solely for PW U.S. Government Income Fund shares and its assumption of the Acquired Fund's liabilities;

       (iv) PW U.S. Government Income Fund's basis for the transferred assets will be the same as the basis thereof in the Acquired Fund's hands immediately prior to the Reorganization, and PW U.S. Government Income Fund's holding period for those assets will include the Acquired Fund's holding period therefor;

       (v) An Acquired Fund shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Fund shares solely for PW U.S. Government Income Fund shares pursuant to the Reorganization; and

       (vi) An Acquired Fund shareholder's basis for the PW U.S. Government Income Fund shares to be received by it in the Reorganization will be the same as the basis for its Acquired Fund shares to be constructively surrendered in exchange for those PW U.S. Government Income Fund shares, and its holding period for those PW U.S. Government Income Fund shares will include its holding period for those PW U.S. Government Income Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

Each such opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset (including certain options, futures and forward contracts) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

   Utilization by PW U.S. Government Income Fund after the Reorganizations of pre-Reorganization capital losses realized by an Acquired Fund could be subject to limitation in future years under the Code.

   Shareholders of an Acquired Fund should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganizations.

CAPITALIZATION

   The following tables show the capitalization of the Funds as of May 31, 1995 (unaudited) and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganizations, and assuming that the Acquired Funds indicated participate in the Reorganizations.

   If only MH/KP Intermediate Income Fund participates in a Reorganization:

                        PW U.S.          MH/KP
                       GOVERNMENT     INTERMEDIATE     PRO FORMA
                      INCOME FUND     INCOME FUND       COMBINED
                    --------------  --------------  --------------
Net Assets
 Class A .......... $405,579,008    $18,166,267     $423,745,275
 Class B(1) ....... $ 91,313,714    $ 1,955,872     $ 91,313,714
 Class C .......... $  6,244,754    $ 1,119,988     $  7,364,742
 Class D(1) ....... $ 58,050,249            N/A     $ 60,006,121
NAV Per Share
 Class A ..........        $8.95         $12.11            $8.95
 Class B(1) .......        $8.95         $12.11            $8.95
 Class C ..........        $8.94         $12.11            $8.94
 Class D(1) .......        $8.94            N/A            $8.94
Shares Outstanding
 Class A ..........   45,333,801      1,499,522       47,362,763
 Class B(1) .......   10,205,633        161,442       10,205,633
 Class C ..........      698,559         92,489          823,843
 Class D(1) .......    6,494,838            N/A        6,713,525

   (1) Class B shares of MH/KP Intermediate Income Fund will be exchanged for Class D shares of PW U.S. Government Income Fund.

   If only MH/KP Government Income Fund participates in a Reorganization:

                        PW U.S.          MH/KP
                       GOVERNMENT     GOVERNMENT      PRO FORMA
                      INCOME FUND     INCOME FUND      COMBINED
                    --------------  -------------  --------------
Net Assets
 Class A .......... $405,579,008    $41,266,459    $446,845,467
 Class B(1) ....... $ 91,313,714    $ 1,308,185    $ 91,313,714
 Class C .......... $  6,244,754    $ 3,347,882    $  9,592,636
 Class D(1) ....... $ 58,050,249            N/A    $ 59,358,434
NAV Per Share
 Class A ..........        $8.95         $14.17           $8.95
 Class B(1) .......        $8.95         $14.17           $8.95
 Class C ..........        $8.94         $14.17           $8.94
 Class D(1). ......        $8.94            N/A           $8.94
Shares Outstanding
 Class A ..........   45,333,801      2,911,215      49,942,954
 Class B(1) .......   10,205,633         92,329      10,205,633
 Class C ..........      698,559        236,332       1,073,148
 Class D(1) .......    6,494,838            N/A       6,641,180

   (1) Class B shares of MH/KP Government Income Fund will be exchanged for Class D shares of PW U.S. Government Income Fund.

        If both Acquired Funds participate in the Reorganizations:

                        PW U.S.          MH/KP           MH/KP
                       GOVERNMENT     INTERMEDIATE    GOVERNMENT      PRO FORMA
                      INCOME FUND     INCOME FUND     INCOME FUND      COMBINED
                    --------------  --------------  -------------  --------------
Net Assets
 Class A .......... $405,579,008    $18,166,267     $41,266,459    $465,011,734
 Class B(1) ....... $ 91,313,714    $ 1,955,872     $ 1,308,185    $ 91,313,714
 Class C .......... $  6,244,754    $ 1,119,988     $ 3,347,882    $ 10,712,624
 Class D(1) ....... $ 58,050,249            N/A             N/A    $ 61,314,306
NAV Per Share
 Class A ..........        $8.95         $12.11          $14.17           $8.95
 Class B(1) .......        $8.95         $12.11          $14.17           $8.95
 Class C ..........        $8.94         $12.11          $14.17           $8.94
 Class D(1) .......        $8.94            N/A             N/A           $8.94
Shares Outstanding
 Class A ..........   45,333,801      1,499,522       2,911,215      51,971,916
 Class B(1) .......   10,205,633        161,442          92,329      10,205,633
 Class C ..........      698,559         92,489         236,332       1,198,432
 Class D(1) .......    6,494,838            N/A             N/A       6,859,867

   (1) Class B shares of each Acquired Fund will be exchanged for Class D shares of PW U.S. Government Income Fund.

         ADDITIONAL INFORMATION ABOUT PW U.S. GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS

   The table below provides condensed information concerning income and capital changes for one Class A, one Class D and one Class C share of PW U.S. Government Income Fund for the periods shown. (No Class B shares of PW U.S. Government Income Fund will be issued in connection with the Reorganizations.) This information is supplemented by the financial statements and accompanying notes appearing in PW U.S. Government Income Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994, and the unaudited financial statements and accompanying notes in PW U.S. Government Income Fund's Semi-Annual Report to Shareholders for the six months ended May 31, 1995, which are incorporated herein by this reference. The financial statements and notes for the fiscal year ended November 30, 1994 and the financial information in the table below, insofar as they relate to the five years in the period ended November 30, 1994, have been audited by Ernst & Young LLP, independent auditors, whose report thereon is included in the Annual Report to Shareholders that accompanies this Proxy Statement. The information appearing below for the periods prior to the year ended November 30, 1990 also have been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                                              CLASS A
                                       ----------------------------------------------------
                                        FOR THE SIX
                                        MONTHS ENDED
                                        MAY 31, 1995     FOR THE YEARS ENDED NOVEMBER 30,
                                                     --------------------------------------
                                        (UNAUDITED)    1994       1993     1992      1991
-------------------------------------  ------------  --------  --------  --------  --------
Net asset value, beginning of period   $ 8.50        $ 10.03   $ 9.98    $ 9.97    $ 9.47
                                       ------------  --------  --------  --------  --------
Net increase (decrease) from
 investment operations:
  Net investment income ..............   0.30           0.60     0.67      0.75      0.77
  Net realized and unrealized   gains
 (losses) from investment
   transactions ......................   0.45          (1.53)    0.05      0.01      0.49
                                       ------------  --------  --------  --------  --------
Net increase (decrease) in net asset
 value resulting from operations  ....   0.75          (0.93)    0.72      0.76      1.26
                                       ------------  --------  --------  --------  --------
Less Distributions:
  Dividends from net investment
   income ............................  (0.30)         (0.60)   (0.67)    (0.75)    (0.76)
  Distributions from net realized
   gains from investment
   transactions ......................     --             --       --        --        --
  Return of capital                        --             --       --        --        --
                                       ------------  --------  --------  --------  --------
  Total dividends and distributions
   to shareholders ...................  (0.30)         (0.60)   (0.67)    (0.75)    (0.76)
                                       ------------  --------  --------  --------  --------
Net asset value, end of period  ...... $ 8.95        $  8.50   $10.03    $ 9.98    $ 9.97
                                       ============  ========  ========  ========  ========
Total investment return (1) ..........   9.08%         (9.62)%   7.38%     7.92%    13.80%
                                       ============  ========  ========  ========  ========
Ratios/Supplemental Data:
  Net assets, end of period
   (000's omitted) ...................    $405,579    $428,722  $648,923  $703,198  $737,189
  Ratio of expenses to average
   net assets ........................   1.01%*         0.95%    0.91%     0.93%     0.87%
  Ratio of net investment income   to
 average net assets ..................   7.02%*         6.48%    6.60%     7.42%     7.94%
  Portfolio turnover rate ............  91.33%        358.07%   83.13%    28.33%    71.22%




                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                          1990      1989       1988        1987        1986        1985
                                       --------  --------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD    $9.51     $9.28      $9.31       $10.27      $10.18      $9.78
                                       --------  --------  ----------  ----------  ----------  ----------
Net increase (decrease) from
 investment operations:
  Net investment income ..............     0.76      0.80        0.80        0.81        0.96        1.03
  Net realized and unrealized   gains
 (losses) from investment
   transactions ......................    (0.05)     0.23          --       (0.85)       0.32        0.63
                                       --------  --------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset
 value resulting from operations  ....     0.71      1.03        0.80       (0.04)       1.28        1.66
                                       --------  --------  ----------  ----------  ----------  ----------
Less Distributions:
  Dividends from net investment
   income ............................    (0.75)    (0.80)      (0.80)      (0.85)      (0.96)      (1.03)
  Distributions from net realized
   gains from investment
   transactions ......................       --        --          --       (0.07)      (0.23)      (0.23)
  Return of capital                          --        --       (0.03)         --          --          --
                                       --------  --------  ----------  ----------  ----------  ----------
  Total dividends and distributions
   to shareholders ...................    (0.75)    (0.80)      (0.83)      (0.92)      (1.19)      (1.26)
                                       --------  --------  ----------  ----------  ----------  ----------
Net asset value, end of period  ...... $   9.47  $   9.51  $     9.28  $     9.31  $    10.27  $    10.18
                                       ========  ========  ==========  ==========  ==========  ==========
Total investment return (1) ..........     8.36%    11.66%       8.93%      (0.21)%      13.51%      18.23%
                                       ========  ========  ==========  ==========  ==========  ==========
Ratios/Supplemental Data:
  Net assets, end of period
   (000's omitted) ................... $795,240  $963,226  $1,279,535  $2,018,208  $3,139,662  $1,646,231
  Ratio of expenses to average
   net assets ........................     0.66%     0.72%       0.67%       0.68%       0.66%       0.68%
  Ratio of net investment income   to
 average net assets ..................     8.57%     8.82%       8.83%       8.44%       9.35%      10.04%
  Portfolio turnover rate ............    34.48%   124.54%     302.09%      98.00%     224.38%     255.67%

---------------
   *    Annualized.

   (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results of Class A shares would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.

                                                            CLASS D
                                      --------------------------------------------------
                                       FOR THE SIX                        FOR THE PERIOD
                                       MONTHS ENDED    FOR THE YEARS     JULY 2, 1992+ TO
                                       MAY 31, 1995        ENDED           NOVEMBER 30,
                                                        NOVEMBER 30,
                                       (UNAUDITED)    1994      1993          1992
                                      ------------  --------  --------  ----------------
Net asset value, beginning of period      $ 8.49     $ 10.02    $ 9.98        $10.13
                                      ------------  --------  --------  ----------------
Net increase (decrease) from
 investment operations:
  Net investment income .............       0.28        0.55      0.62          0.25
  Net realized and unrealized
   gains (losses) from investment
   transactions .....................       0.45       (1.53)     0.04         (0.15)
                                      ------------  --------  --------  ----------------
Net increase (decrease) in net asset
 value resulting from operations  ...       0.73       (0.98)     0.66          0.10
                                      ------------  --------  --------  ----------------
Less Distributions:
  Dividends from net investment
   income ...........................      (0.28)      (0.55)    (0.62)        (0.25)
  Distributions from net realized
   gains from investment
   transactions .....................         --          --        --            --
  Return of Capital                           --          --        --            --
                                      ------------  --------  --------  ----------------
  Total dividends and
   distributions to shareholders  ...      (0.28)      (0.55)    (0.62)        (0.25)
                                      ------------  --------  --------  ----------------
Net asset value, end of period  .....     $ 8.94     $  8.49    $10.02        $ 9.98
                                      ============  ========  ========  ================
Total investment return (1) .........       8.81%     (10.08)%    6.75%         0.62%
                                      ============  ========  ========  ================
Ratios/Supplemental Data:
  Net assets, end of period
   (000's omitted) ..................    $58,050     $68,400   $143,473      $127,026
  Ratio of expenses to average   net
 assets .............................       1.52%*      1.45%     1.40%         1.44%*
  Ratio of net investment income
   to average net assets ............       6.55%*      5.99%     6.06%         6.13%*
  Portfolio turnover rate ...........      91.33%     358.07%    83.13%        28.33%




                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              CLASS C
                                      -----------------------------------------------------

                                                                             FOR THE PERIOD
                                       FOR THE SIX                            SEPTEMBER 11,
                                       MONTHS ENDED   FOR THE YEAR ENDED        1991+ TO
                                       MAY 31, 1995      NOVEMBER 30,          NOVEMBER 30,
                                       (UNAUDITED)    1994    1993    1992         1991
                                      ------------  -------  ------  ------  --------------
Net asset value, beginning of period   $8.49        $10.02    $9.97   $9.97   $9.88
Net increase (decrease) from
 investment operations:
  Net investment income .............   0.31          0.62     0.70    0.77    0.18
  Net realized and unrealized
   gains (losses) from investment
   transactions .....................   0.45         (1.53)    0.05    0.01    0.09
                                      ------------  -------  ------  ------  --------------
Net increase (decrease) in net asset
 value resulting from operations  ...   0.76         (0.91)    0.75    0.78    0.27
                                      ------------  -------  ------  ------  --------------
Less Distributions:
  Dividends from net investment
   income ...........................  (0.31)        (0.62)   (0.70)  (0.78)  (0.18)
  Distributions from net realized
   gains from investment
   transactions .....................     --            --       --      --      --
  Return of Capital                       --            --       --      --      --
                                      ------------  -------  ------  ------  --------------
  Total dividends and
   distributions to shareholders  ...  (0.31)        (0.62)   (0.70)  (0.78)  (0.18)
                                      ------------  -------  ------  ------  --------------
Net asset value, end of period  ..... $ 8.94        $ 8.49   $10.02  $ 9.97  $ 9.97
                                      ============  =======  ======  ======  ==============
Total investment return (1) .........   9.26%        (9.37)%   7.69%   8.13%   2.37%
                                      ============  =======  ======  ======  ==============
Ratios/Supplemental Data:
  Net assets, end of period
   (000's omitted) .................. $6,245        $4,955   $6,232  $5,517  $4,514
  Ratio of expenses to average   net
 assets .............................   0.69%*        0.65%    0.62%   0.63%   0.72%*
  Ratio of net investment income
   to average net assets ............   7.29%*        6.76%    6.87%   7.70%   8.36%*
  Portfolio turnover rate ...........  91.33%       358.07%  83.13%  28.33%  71.22%

---------------
   *    Annualized.

   +    Commencement of offering of shares.

   (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. Total investment return information for periods of less than one year has not been annualized.

                                MISCELLANEOUS

AVAILABLE INFORMATION

   Each Trust and MH/KP Government Income Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

LEGAL MATTERS

   Certain legal matters in connection with the issuance of PW U.S. Government Income Fund shares will be passed upon by Kirkpatrick & Lockhart LLP, counsel to PW Trust.

EXPERTS

   The financial statements of PW U.S. Government Income Fund, MH/KP Intermediate Income Fund and MH/KP Government Income Fund, which are included in each Fund's Statement of Additional Information, incorporated herein by reference, have been audited by Ernst & Young LLP, independent auditors, with respect to PW U.S. Government Income Fund, and Deloitte & Touche LLP, independent auditors, with respect to each Acquired Fund, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal years ended November 30, 1994, August 31, 1994 and January 31, 1995, respectively. The financial statements audited by Ernst & Young LLP and Deloitte & Touche LLP are incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting.

                                                                    APPENDIX A
             AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of August 8, 1995, between PaineWebber Managed Investments Trust, a Massachusetts business trust ("PW Trust"), on behalf of PaineWebber U.S. Government Income Fund, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and Mitchell Hutchins/Kidder, Peabody Investment Trust, a Massachusetts business trust ("MH/KP Trust"), on behalf of its Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund series ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and PW Trust and MH/KP Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.")

   This Agreement is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets solely in exchange for voting shares of beneficial interest in Acquiring Fund ("Acquiring Fund Shares") and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares to the holders of shares of beneficial interest in Target ("Target Shares") in exchange therefor, all upon the terms and conditions set forth herein. The foregoing transactions are referred to herein as the "Reorganization." All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by PW Trust on behalf of Acquiring Fund and by MH/KP Trust on behalf of Target.

   Acquiring Fund's shares are divided into four classes, designated Class A, Class B, Class C, and Class D shares ("Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," "Class C Acquiring Fund Shares," and "Class D Acquiring Fund Shares," respectively). Except as noted in the following sentence, these classes differ only with respect to the sales charges imposed on the purchase of shares and the fees ("12b-1 fees") payable by each class pursuant to plans adopted under Rule 12b-1 promulgated under the Investment Company Act of 1940 ("1940 Act"), as follows: (1) Class A Acquiring Fund Shares are offered at net asset value ("NAV") plus a sales charge, if applicable, and are subject to a 12b-1 service fee at the annual rate of 0.25% of the average daily net assets attributable to the class ("class assets"); (2) Class B Acquiring Fund Shares are offered at NAV without imposition of any sales charge and are subject to a contingent deferred sales charge and 12b-1 service and distribution fees at the respective annual rates of 0.25% and 0.75% of class assets; (3) Class C Acquiring Fund Shares are and will be offered to a limited class of offerees (currently only the trustee of the PaineWebber Savings Investment Plan on behalf of that plan) at NAV without imposition of any sales charge and are not subject to any 12b-1 fee; and (4) Class D Acquiring Fund Shares are offered at NAV without imposition of any sales charge and are subject to 12b-1 service and distribution fees at the respective annual rates of 0.25% and 0.50% of class assets. These classes also may differ from one another with respect to the allocation of certain class-specific expenses other than 12b-1 fees. Only Classes A, C, and D Acquiring Fund Shares are involved in the Reorganization.

   Target's shares are divided into three classes, designated Class A, Class B, and Class C shares ("Class A Target Shares," "Class B Target Shares," and "Class C Target Shares," respectively). These classes are substantially similar to the Class A, Class D, and Class C Acquiring Fund Shares, respectively (though Class A Target Shares and Class A Acquiring Fund Shares are subject to different maximum initial sales charges).

   In consideration of the mutual promises herein, the parties covenant and agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION OF TARGET

   1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor--

        (a) to issue and deliver to Target the number of full and fractional
    (i) Class A Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class A Target Shares by the NAV (computed as set forth in paragraph 2.2) of a Class A Acquiring Fund Share, (ii) Class D Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV (as so computed) of a Class D Acquiring Fund Share, and (iii) Class C Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV (as so computed) of a Class C Acquiring Fund Share; and

       (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph
3.1).

   1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

   1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement, including without limitation Target's share of the expenses described in paragraph 7.2. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

   1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Effective Time.

   1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall constructively distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for their Target Shares. Such distribution shall be accomplished by the Funds' transfer agent ("Transfer Agent") opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (i.e., the account for a Shareholder of Class A Target Shares shall be credited with the respective pro rata number of Class A Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class B Target Shares shall be credited with the respective pro rata number of Class D Acquiring Fund Shares due that Shareholder, and the account for a Shareholder of Class C Target Shares shall be credited with the respective pro rata number of Class C Acquiring Fund Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

   1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target shall be terminated as a series of MH/KP Trust and any further actions shall be taken in connection therewith as required by applicable law.

    1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

   1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2. VALUATION

   2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

   2.2. For purposes of paragraph 1.1(a), the NAV of a Class A Acquiring Fund Share, a Class C Acquiring Fund Share, and a Class D Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

   2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Mitchell Hutchins Asset Management Inc.

3. CLOSING AND EFFECTIVE TIME

   3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on October 20, 1995, or at such other place and/or on such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV per Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

   3.2. MH/KP Trust shall deliver to PW Trust at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax basis and holding period by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

   3.3. MH/KP Trust shall deliver to PW Trust at the Closing a list of the names and addresses of the Shareholders and the number (by class) of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of MH/KP Trust. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. PW Trust shall issue and deliver a confirmation to MH/KP Trust evidencing the Acquiring Fund Shares (by class) to be credited to Target at the Effective Time or provide evidence satisfactory to MH/KP Trust that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

    3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES

   4.1. Target represents and warrants as follows:

       4.1.1. MH/KP Trust is an unincorporated voluntary association with transferable shares organized as a business trust under a written instrument ("Business Trust"); it is duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts; and a copy of its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts;

       4.1.2. MH/KP Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

       4.1.3. Target is a duly established and designated series of MH/KP
    Trust;

       4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

       4.1.5. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933 ("1933 Act") and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of MH/KP Trust's Declaration of Trust or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by PW Trust;

       4.1.7. Except as disclosed in writing to and accepted by PW Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted to be taken by any other party thereto prior to the Closing;

       4.1.8. Except as otherwise disclosed in writing to and accepted by PW Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against MH/KP Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

        4.1.9. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of MH/KP Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

       4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by MH/KP Trust, except for (a) the filing with the SEC of a registration statement by PW Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), (b) receipt of the exemptive relief referenced in subparagraph 4.1.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

       4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by PW Trust for use therein;

       4.1.13. The Liabilities were incurred by Target in the ordinary course of its business;

       4.1.14. Target is a "fund" as defined in section 851(h)(2) of the Code; it qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Code for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

       4.1.15. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

       4.1.16. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

       4.1.17. Target will be terminated as soon as reasonably practicable after the Reorganization, but in all events within six months after the Effective Time.

    4.2. Acquiring Fund represents and warrants as follows:

       4.2.1. PW Trust is a Business Trust; it is duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts; and a copy of its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts;

       4.2.2. PW Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

       4.2.3. Acquiring Fund is a duly established and designated series of PW Trust;

       4.2.4. No consideration other than Acquiring Fund Shares (and
    Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

       4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable, except to the extent that under Massachusetts law shareholders of a Business Trust may, under certain circumstances, be held personally liable for its obligations. Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

       4.2.6. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of PW Trust's Declaration of Trust or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by MH/KP Trust;

       4.2.8. Except as otherwise disclosed in writing to and accepted by MH/KP Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against PW Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

       4.2.9. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of PW Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to sections 17(a)
     and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by PW Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to PW Trust's registration statement, (b) receipt of the exemptive relief referenced in subparagraph 4.2.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

       4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by MH/KP Trust for use therein;

       4.2.12. Acquiring Fund is a "fund" as defined in section 851(h)(2) of the Code; it qualified for treatment as a RIC under Subchapter M of the Code for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

       4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business;

       4.2.14. Acquiring Fund (a) will actively continue Target's business in substantially the same manner that Target conducted that business immediately before the Reorganization, (b) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC under Subchapter M of the Code, and (c) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

       4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of section 851(h)(2) of the Code) following the Reorganization;

       4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

        4.2.17. Acquiring fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target.

   4.3. Each Fund represents and warrants as follows:

       4.3.1. The fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the fair market value of their Target Shares constructively surrendered in exchange therefor;

       4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company. Consequently, its management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis. Nor does its management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

       4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

       4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto, plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

       4.3.5. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

       4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

       4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and redemptions and distributions made by it immediately before the Reorganization (except for (a) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code and (b) redemptions not made as part of the Reorganization) will be included as assets thereof held immediately before the Reorganization;

       4.3.8. None of the compensation received by any Shareholder who is an employee of Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder-employee; none of the Acquiring Fund Shares received by any such Shareholder-employee will be separate consideration for, or allocable to, any employment agreement; and the consideration paid to any such Shareholder-employee will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services; and

       4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code.

 5. COVENANTS

   5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

   5.2. Target covenants to call a shareholders' meeting to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

   5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

   5.4. Target covenants that it will assist PW Trust in obtaining such information as PW Trust reasonably requests concerning the beneficial ownership of Target Shares.

   5.5. Target covenants that Target's books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to PW Trust at the Closing.

   5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

   5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

   5.8. PW Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

   5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

   Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

   6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by MH/KP Trust's board of trustees and shall have been approved by Target's shareholders in accordance with applicable law.

    6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Fund may for itself waive any of such conditions.

   6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

   6.4. MH/KP Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to PW Trust, substantially to the effect that:

       6.4.1. Acquiring Fund is a duly established series of PW Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

       6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by PW Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by MH/KP Trust on behalf of Target, is a valid and legally binding obligation of PW Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable, except to the extent that under Massachusetts law shareholders of a Business Trust may, under certain circumstances, be held personally liable for its obligations, and no shareholder of Acquiring Fund has any preemptive right to subscribe for or purchase such shares;

       6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate PW Trust's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which PW Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which PW Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by MH/KP Trust;

       6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by PW Trust on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

       6.4.6. PW Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

       6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to PW Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) PW Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by MH/KP Trust.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent Massachusetts counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

   6.5. PW Trust shall have received an opinion of Willkie Farr & Gallagher, counsel to MH/KP Trust, substantially to the effect that:

       6.5.1. Target is a duly established series of MH/KP Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

       6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by MH/KP Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by PW Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of MH/KP Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate MH/KP Trust's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which MH/KP Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which MH/KP Trust (with respect to Target) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by PW Trust;

       6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MH/KP Trust on behalf of Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

        6.5.5. MH/KP Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

       6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to MH/KP Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) MH/KP Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by PW Trust.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent Massachusetts counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

   6.6. PW Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, its counsel, addressed to and in form and substance satisfactory to it, and MH/KP Trust shall have received an opinion of Willkie Farr & Gallagher, its counsel, addressed to and in form and substance satisfactory to it, each as to the federal income tax consequences mentioned below (each a "Tax Opinion"). In rendering its Tax Opinion, each such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. Each Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

       6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

       6.6.2. No gain or loss will be recognized to Target on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

       6.6.3. No gain or loss will be recognized to Acquiring Fund on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

       6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

       6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

       6.6.6. A Shareholder's basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the basis for its Target Shares to be constructively surrendered in exchange for those

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

     Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding paragraphs 6.6.2 and 6.6.4, each Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset (including certain options, futures, and forward contracts included in the Assets) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

   At any time before the Closing, (a) Acquiring Fund may waive any of the foregoing conditions if, in the judgment of PW Trust's board of trustees, such waiver will not have a material adverse effect on its shareholders' interests, and (b) Target may waive any of the foregoing conditions if, in the judgment of MH/KP Trust's board of trustees, such waiver will not have a material adverse effect on the Shareholders' interests.

7. BROKERAGE FEES AND EXPENSES

   7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   7.2. Except as otherwise provided herein, all expenses incurred in connection with the transactions contemplated by this Agreement (whether or not they are consummated) will be borne by the Funds proportionately, as follows: each such expense will be borne by the Funds in proportion to their respective net assets as of the close of business on the last business day of the month in which such expense was incurred. Such expenses include: (a) expenses incurred in connection with entering into and carrying out the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which Target's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (d) printing and postage expenses; (e) legal and accounting fees; and (f) solicitation costs.

8. ENTIRE AGREEMENT; SURVIVAL

   Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9. TERMINATION OF AGREEMENT

   This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

   9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before March 31, 1996; or

   9.2. By the parties' mutual agreement.

In the event of termination under paragraphs 9.1.(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

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 10. AMENDMENT

   This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11. MISCELLANEOUS

   11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

   11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

   11.3. The parties acknowledge that each Investment Company is a Business Trust. Notice is hereby given that this instrument is executed on behalf of each Investment Company's trustees solely in their capacity as trustees, and not individually, and that each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the other Fund's assets and property in settlement of such rights or claims and not to such trustees or shareholders.

   IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.

ATTEST:
                                    PAINEWEBBER MANAGED INVESTMENTS TRUST,
                                     on behalf of its series,
                                      PAINEWEBBER U.S. GOVERNMENT INCOME FUND

By: /s/ Ilene Shore                       /s/ Dianne E. O'Donnell
    ---------------------------           ---------------------------------
    Assistant Secretary                       Vice President

ATTEST:
                                    MITCHELL HUTCHINS/KIDDER, PEABODY
                                    INVESTMENT TRUST, on behalf of its series,
                                      MITCHELL HUTCHINS/KIDDER, PEABODY
                                      INTERMEDIATE FIXED INCOME FUND

By: /s/ Stephanie Johnson                 /s/ Scott Griff
    ---------------------------           -----------------------------------
        Assistant Secretary                   Vice President

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

                                                                    APPENDIX B
             AGREEMENT AND PLAN OF REORGANIZATION AND DISSOLUTION

   THIS AGREEMENT AND PLAN OF REORGANIZATION AND DISSOLUTION ("Agreement") is made as of August 8, 1995, between PaineWebber Managed Investments Trust, a Massachusetts business trust ("PW Trust"), on behalf of PaineWebber U.S. Government Income Fund, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc., a Maryland corporation ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and PW Trust and Target are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.")

   This Agreement is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets solely in exchange for voting shares of beneficial interest in Acquiring Fund ("Acquiring Fund Shares") and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all upon the terms and conditions set forth herein. The foregoing transactions are referred to herein as the "Reorganization." All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made and shall be taken or undertaken by PW Trust on its behalf.

   Acquiring Fund's shares are divided into four classes, designated Class A, Class B, Class C, and Class D shares ("Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," "Class C Acquiring Fund Shares," and "Class D Acquiring Fund Shares," respectively). Except as noted in the following sentence, these classes differ only with respect to the sales charges imposed on the purchase of shares and the fees ("12b-1 fees") payable by each class pursuant to plans adopted under Rule 12b-1 promulgated under the Investment Company Act of 1940 ("1940 Act"), as follows: (1) Class A Acquiring Fund Shares are offered at net asset value ("NAV") plus a sales charge, if applicable, and are subject to a 12b-1 service fee at the annual rate of 0.25% of the average daily net assets attributable to the class ("class assets"); (2) Class B Acquiring Fund Shares are offered at NAV without imposition of any sales charge and are subject to a contingent deferred sales charge and 12b-1 service and distribution fees at the respective annual rates of 0.25% and 0.75% of class assets; (3) Class C Acquiring Fund Shares are and will be offered to a limited class of offerees (currently only the trustee of the PaineWebber Savings Investment Plan on behalf of that plan) at NAV without imposition of any sales charge and are not subject to any 12b-1 fee; and (4) Class D Acquiring Fund Shares are offered at NAV without imposition of any sales charge and are subject to 12b-1 service and distribution fees at the respective annual rates of 0.25% and 0.50% of class assets. These classes also may differ from one another with respect to the allocation of certain class-specific expenses other than 12b-1 fees. Only Classes A, C, and D Acquiring Fund Shares are involved in the Reorganization.

   Target's shares are divided into three classes, designated Class A, Class B, and Class C shares ("Class A Target Shares," "Class B Target Shares," and "Class C Target Shares," respectively). These classes are substantially similar to the Class A, Class D, and Class C Acquiring Fund Shares, respectively, except that Class A Target Shares and Class A Acquiring Fund Shares are subject to different maximum initial sales charges and Class A Target Shares are subject to a 12b-1 distribution fee at the annual rate of 0.25% of class assets.

   In consideration of the mutual promises herein, the parties covenant and agree as follows:

1. PLAN OF REORGANIZATION AND DISSOLUTION OF TARGET

   1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor--

       (a) to issue and deliver to Target the number of full and fractional
    (i) Class A Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class A Target Shares by the NAV (computed as set forth in paragraph 2.2) of a Class A Acquiring Fund Share, (ii) Class D Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV (as so computed) of a Class D Acquiring Fund Share, and (iii) Class C Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV (as so computed) of a Class C Acquiring Fund Share; and

       (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph
3.1).

   1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

   1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement, including without limitation Target's share of the expenses described in paragraph 7.2. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

   1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Effective Time.

   1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall constructively distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for their Target Shares. Such distribution shall be accomplished by the Funds' transfer agent ("Transfer Agent") opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (i.e., the account for a Shareholder of Class A Target Shares shall be credited with the respective pro rata number of Class A Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class B Target Shares shall be credited with the respective pro rata number of Class D Acquiring Fund Shares due that Shareholder, and the account for a Shareholder of Class C Target Shares shall be credited with the respective pro rata number of Class C Acquiring Fund Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

   1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target shall be dissolved and any further actions shall be taken in connection therewith as required by applicable law.

   1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is dissolved.

   1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2. VALUATION

   2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

   2.2. For purposes of paragraph 1.1(a), the NAV of a Class A Acquiring Fund Share, a Class C Acquiring Fund Share, and a Class D Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

   2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Mitchell Hutchins Asset Management Inc.

3. CLOSING AND EFFECTIVE TIME

   3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on October 20, 1995, or at such other place and/or on such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV per Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

   3.2. Target shall deliver to PW Trust at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax basis and holding period by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

   3.3. Target shall deliver to PW Trust at the Closing a list of the names and addresses of the Shareholders and the number (by class) of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Target. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. PW Trust shall issue and deliver a confirmation to Target evidencing the Acquiring Fund Shares (by class) to be credited to Target at the Effective Time or provide evidence satisfactory to Target that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

   3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES

   4.1. Target represents and warrants as follows:

       4.1.1. Target is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and a copy of its Articles of Incorporation is on file with the Department of Assessments and Taxation of Maryland;

       4.1.2. Target is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

       4.1.3. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

       4.1.4. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933 ("1933 Act") and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       4.1.5. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Target's Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by PW Trust;

       4.1.6. Except as disclosed in writing to and accepted by PW Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted to be taken by any other party thereto prior to the Closing;

       4.1.7. Except as otherwise disclosed in writing to and accepted by PW Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

       4.1.8. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of Target's board of directors, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       4.1.9. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

       4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) the filing with the SEC of a registration statement by PW Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement") (b) receipt of the exemptive relief referenced in subparagraph 4.1.8, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

       4.1.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by PW Trust for use therein;

       4.1.12. The Liabilities were incurred by Target in the ordinary course of its business;

       4.1.13. Target qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Code for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

       4.1.14. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

       4.1.15. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

       4.1.16. Target will be dissolved as soon as reasonably practicable after the Reorganization, but in all events within six months after the Effective Time.

       4.2. Acquiring Fund represents and warrants as follows:

       4.2.1. PW Trust is an unincorporated voluntary association with transferable shares organized as a business trust under a written instrument ("Business Trust"); it is duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts; and a copy of its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts;

       4.2.2. PW Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

       4.2.3. Acquiring Fund is a duly established and designated series of PW Trust;

       4.2.4. No consideration other than Acquiring Fund Shares (and
    Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

       4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable, except to the extent that under Massachusetts law shareholders of a Business Trust may, under certain circumstances, be held personally liable for its obligations. Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

       4.2.6. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of PW Trust's Declaration of Trust or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target;

       4.2.8. Except as otherwise disclosed in writing to and accepted by Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against PW Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

       4.2.9. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of PW Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and subject to receipt of any necessary exemptive relief or no action assurances requested from the SEC or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by PW Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to PW Trust's registration statement, (b) receipt of the exemptive relief referenced in subparagraph 4.2.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

       4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target for use therein;

       4.2.12. Acquiring Fund is a "fund" as defined in section 851(h)(2) of the Code; it qualified for treatment as a RIC under Subchapter M of the Code for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

       4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business;

       4.2.14. Acquiring Fund (a) will actively continue Target's business in substantially the same manner that Target conducted that business immediately before the Reorganization, (b) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC under Subchapter M of the Code, and (c) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

       4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of section 851(h)(2) of the Code) following the Reorganization;

       4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

       4.2.17. Acquiring Fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target.

       4.3. Each Fund represents and warrants as follows:

       4.3.1. The fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the fair market value of their Target Shares constructively surrendered in exchange therefor;

       4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as an open-end investment company. Consequently, its management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis. Nor does its management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

       4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

       4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto, plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

       4.3.5. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

       4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

       4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and redemptions and distributions made by it immediately before the Reorganization (except for (a) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code and (b) redemptions not made as part of the Reorganization) will be included as assets thereof held immediately before the Reorganization;

       4.3.8. None of the compensation received by any Shareholder who is an employee of Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder-employee; none of the Acquiring Fund Shares received by any such Shareholder-employee will be separate consideration for, or allocable to, any employment agreement; and the consideration paid to any such Shareholder-employee will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services; and

       4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code.

5. COVENANTS

   5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

   5.2. Target covenants to call a shareholders' meeting to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

   5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

   5.4. Target covenants that it will assist PW Trust in obtaining such information as PW Trust reasonably requests concerning the beneficial ownership of Target Shares.

   5.5. Target covenants that Target's books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to PW Trust at the Closing.

   5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

   5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

   5.8. PW Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

   5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

   Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

   6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by Target's board of directors and shall have been approved by Target's shareholders in accordance with applicable law.

   6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Fund may for itself waive any of such conditions.

   6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

   6.4. Target shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to PW Trust, substantially to the effect that:

       6.4.1. Acquiring Fund is a duly established series of PW Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

       6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by PW Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a valid and legally binding obligation of PW Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable, except to the extent that under Massachusetts law shareholders of a Business Trust may, under certain circumstances, be held personally liable for its obligations, and no shareholder of Acquiring Fund has any preemptive right to subscribe for or purchase such shares;

       6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate PW Trust's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which PW Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which PW Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target;

       6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by PW Trust on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

       6.4.6. PW Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

       6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to PW Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) PW Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent Massachusetts counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

   6.5. PW Trust shall have received an opinion of Sullivan & Cromwell, counsel to Target, substantially to the effect that:

       6.5.1. Target is a corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

       6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target and (b) assuming due authorization, execution, and delivery of this Agreement by PW Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Target with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

       6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Target's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target (with respect to Target) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by PW Trust;

       6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

       6.5.5. Target is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

       6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target or any of its properties or assets and (b) Target is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by PW Trust.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

   6.6. PW Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, its counsel, addressed to and in form and substance satisfactory to it, and Target shall have received an opinion of Sullivan & Cromwell, its counsel, addressed to and in form and substance satisfactory to it, each as to the federal income tax consequences mentioned below (each a "Tax Opinion"). In rendering its Tax Opinion, each such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. Each Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

       6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

       6.6.2. No gain or loss will be recognized to Target on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

       6.6.3. No gain or loss will be recognized to Acquiring Fund on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

       6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

       6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

       6.6.6. A Shareholder's basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding paragraphs 6.6.2 and 6.6.4, each Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset (including certain options, futures, and forward contracts included in the Assets) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

   At any time before the Closing, (a) Acquiring Fund may waive any of the foregoing conditions if, in the judgment of PW Trust's board of trustees, such waiver will not have a material adverse effect on its shareholders' interests, and (b) Target may waive any of the foregoing conditions if, in the judgment of its board of directors, such waiver will not have a material adverse effect on the Shareholders' interests.

7. BROKERAGE FEES AND EXPENSES

   7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   7.2. Except as otherwise provided herein, all expenses incurred in connection with the transactions contemplated by this Agreement (whether or not they are consummated) will be borne by the Funds proportionately, as follows: each such expense will be borne by the Funds in proportion to their respective net assets as of the close of business on the last business day of the month in which such expense was incurred. Such expenses include: (a) expenses incurred in connection with entering into and carrying out the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which Target's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (d) printing and postage expenses; (e) legal and accounting fees; and (f) solicitation costs.

8. ENTIRE AGREEMENT; SURVIVAL

   Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9. TERMINATION OF AGREEMENT

   This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

   9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before March 31, 1996; or

   9.2. By the parties' mutual agreement.

   In the event of termination under paragraphs 9.1.(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees/directors or officers of either Investment Company, to the other Fund.

10. AMENDMENT

   This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11. MISCELLANEOUS

   11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

   11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

   11.3. The parties acknowledge that PW Trust is a Business Trust. Notice is hereby given that this instrument is executed on behalf of PW Trust's trustees solely in their capacity as trustees, and not individually, and that PW Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against Acquiring Fund's assets and property. Target agrees that, in asserting any rights or claims under this Agreement, it shall look only to Acquiring Fund's assets and property in settlement of such rights or claims and not to such trustees or shareholders.

   IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.
ATTEST:
                                    PAINEWEBBER MANAGED INVESTMENTS TRUST,
                                     on behalf of its series,
                                      PAINEWEBBER U.S. GOVERNMENT INCOME FUND
By:

By: /s/ Ilene Shore                       /s/ Dianne E. O'Donnell
    ---------------------------           ---------------------------------
    Assistant Secretary                       Vice President

ATTEST:
                                    MITCHELL HUTCHINS/KIDDER, PEABODY
                                     GOVERNMENT INCOME FUND, INC.

By: /s/ Stephanie Johnson                 /s/ Scott Griff
    ---------------------------           -----------------------------------
        Assistant Secretary                   Vice President


                               14






                 EVERY SHAREHOLDER'S VOTE IS IMPORTANT!




                 PLEASE SIGN, DATE AND RETURN YOUR PROXY
                               TODAY!



               Please detach at perforation before mailing.

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   #################################################################

       Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund a series of Mitchell Hutchins/Kidder, Peabody Investment Trust

             Special Meeting of Shareholders - October 19, 1995

The undersigned hereby appoints as proxies Dianne E. O'Donnell and Ilene Shore and each of them (with power of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned at the aforesaid meeting and any adjournment thereof with all the power the undersigned would have if personally present. The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" all proposals. This proxy is solicited on behalf of the Board of Trustees of Mitchell Hutchins/Kidder, Peabody Investment Trust.

              This proxy will not be voted unless it is dated and signed exactly as instructed.

              If shares are held jointly, each Shareholder named should sign. If only one signs, his or her signature will be binding.
              If the Shareholder is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the Shareholder is a partnership, a partner should sign his or her own name, indicating that he or she is a "Partner".

              Sign exactly as name appears hereon.

              Dated: ______________________, 1995

              -----------------------------
                Signature of Shareholder

              -----------------------------
                Signature of Co-Owner







                 EVERY SHAREHOLDER'S VOTE IS IMPORTANT!




                 PLEASE SIGN, DATE AND RETURN YOUR PROXY
                               TODAY!



               Please detach at perforation before mailing.

-------------------------------------------------------------------------
   #################################################################
         Please indicate your vote by filling in the appropriate box below.

                The Board of Trustees recommends a vote "FOR"

1. Approval of an Agreement and Plan of Reorganization and Termination between PaineWebber U.S. Government Income Fund and Mitchell Hutchins/Kidder, Peabody
   Intermediate Fixed Income Fund.               For    Against    Abstain
                                                 [ ]      [ ]        [ ]


   Please sign and date this proxy on the reverse side and return it in the enclosed envelope to Alamo Direct Mail Services, Inc., 10 Lucon Drive,
Deer Park, NY 11729.







                 EVERY SHAREHOLDER'S VOTE IS IMPORTANT!




                 PLEASE SIGN, DATE AND RETURN YOUR PROXY
                               TODAY!



               Please detach at perforation before mailing.

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     Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.

          Special Meeting of Shareholders - October 19, 1995

The undersigned hereby appoints as proxies Dianne E. O'Donnell and Ilene Shore and each of them (with power of substitution) to vote for the undersigned all shares of common stock of the undersigned at the aforesaid meeting and any adjournment thereof with all the power the undersigned would have if personally present. The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" all proposals. This proxy is solicited on behalf of the Board of Directors of Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.

              This proxy will not be voted unless it is dated and signed exactly as instructed.

              If shares are held jointly, each Shareholder named should sign. If only one signs, his or her signature will be binding.
              If the Shareholder is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the Shareholder is a partnership, a partner should sign his or her own name, indicating that he or she is a "Partner".

              Sign exactly as name appears hereon.

              Dated: ______________________, 1995

              -----------------------------
                Signature of Shareholder

              -----------------------------
                Signature of Co-Owner






                 EVERY SHAREHOLDER'S VOTE IS IMPORTANT!




                 PLEASE SIGN, DATE AND RETURN YOUR PROXY
                               TODAY!



               Please detach at perforation before mailing.

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   #################################################################
         Please indicate your vote by filling in the appropriate box below.

                The Board of Directors recommends a vote "FOR"

1. Approval of an Agreement and Plan of Reorganization and Dissolution between PaineWebber U.S. Government Income Fund and Mitchell Hutchins/Kidder, Peabody
   Government Income Fund, Inc.                   For    Against    Abstain
                                                  [ ]      [ ]        [ ]


   Please sign and date this proxy on the reverse side and return it in the enclosed envelope to Alamo Direct Mail Services, Inc., 10 Lucon Drive,
Deer Park, NY 11729.